UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
January 31, 2018

Emerging Markets Debt Fund - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 86.9%
Argentina — 4.0%
Banco Macro SA, VRN, 6.75%, 11/4/21(1)	300,000	311,253
Pampa Energia SA, 7.50%, 1/24/27	3,700,000	4,051,500
Rio Energy SA / UGEN SA / UENSA SA, 6.875%, 2/1/25(2)(3)	2,400,000	2,425,200
YPF SA, 8.75%, 4/4/24	2,500,000	2,840,625
YPF SA, 8.50%, 7/28/25	2,300,000	2,611,650
YPF SA, 6.95%, 7/21/27	2,300,000	2,385,560
YPF SA, 6.95%, 7/21/27(2)	3,000,000	3,111,600
		17,737,388
Brazil — 7.3%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(2)	2,800,000	2,834,300
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(2)	200,000	202,750
Itau Unibanco Holding SA, MTN, 6.20%, 12/21/21	2,200,000	2,359,940
MARB BondCo plc, 7.00%, 3/15/24(2)	2,500,000	2,513,750
Minerva Luxembourg SA, 6.50%, 9/20/26	3,800,000	3,841,610
Minerva Luxembourg SA, 5.875%, 1/19/28(2)	2,500,000	2,419,875
Petrobras Global Finance BV, 3.00%, 1/15/19	1,000,000	1,007,000
Petrobras Global Finance BV, 8.75%, 5/23/26	1,400,000	1,687,700
Petrobras Global Finance BV, 7.375%, 1/17/27	2,500,000	2,777,875
Petrobras Global Finance BV, 5.75%, 2/1/29(3)	3,700,000	3,664,295
Petrobras Global Finance BV, 7.25%, 3/17/44	2,700,000	2,878,875
Rumo Luxembourg Sarl, 5.875%, 1/18/25(2)	1,200,000	1,217,250
St. Marys Cement, Inc., 5.75%, 1/28/27	2,200,000	2,325,840
Suzano Austria GmbH, 5.75%, 7/14/26(2)	2,200,000	2,398,000
		32,129,060
Chile — 4.8%
Celulosa Arauco y Constitucion SA, 3.875%, 11/2/27(2)	2,300,000	2,288,500
Cencosud SA, 4.375%, 7/17/27	4,000,000	3,948,000
Cencosud SA, 6.625%, 2/12/45	500,000	554,283
Colbun SA, 3.95%, 10/11/27(2)	2,200,000	2,187,625
Empresa Nacional del Petroleo, 4.50%, 9/14/47(2)	2,200,000	2,143,020
GNL Quintero SA, 4.63%, 7/31/29	1,500,000	1,573,125
Inversiones CMPC SA, 4.375%, 4/4/27	2,200,000	2,252,511
SACI Falabella, 3.75%, 10/30/27(2)	2,300,000	2,248,250
Transelec SA, 3.875%, 1/12/29	300,000	299,250
VTR Finance BV, 6.875%, 1/15/24	3,500,000	3,692,500
		21,187,064
China — 8.9%
Alibaba Group Holding Ltd., 2.80%, 6/6/23	3,600,000	3,533,201
Baidu, Inc., 2.75%, 6/9/19	1,450,000	1,449,387
China Overseas Finance Cayman III Ltd., 3.375%, 10/29/18	700,000	703,814
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	3,950,000	4,015,416
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	4,650,000	4,852,763
CITIC Ltd., MTN, 6.80%, 1/17/23	2,250,000	2,558,925
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	6,450,000	6,308,087
CNPC General Capital Ltd., 2.75%, 5/14/19	400,000	399,829
CRCC Yuxiang Ltd., 3.50%, 5/16/23	1,400,000	1,404,341
JD.com, Inc., 3.875%, 4/29/26	3,500,000	3,459,299

Sinopec Group Overseas Development 2016 Ltd., 2.125%, 5/3/19	600,000	595,083
Sinopec Group Overseas Development Ltd., 2.50%, 4/28/20(2)	200,000	198,084
Sinopec Group Overseas Development Ltd., 2.25%, 9/13/20(2)	700,000	688,096
State Grid Overseas Investment 2016 Ltd., 3.50%, 5/4/27(2)	3,950,000	3,884,414
Tencent Holdings Ltd., 3.60%, 1/19/28(2)	5,150,000	5,070,094
		39,120,833
Colombia — 3.4%
Bancolombia SA, 5.125%, 9/11/22	130,000	136,500
Bancolombia SA, VRN, 4.875%, 10/18/22(1)	400,000	398,100
Colombia Telecomunicaciones SA, VRN, 8.50%, 3/20/20(1)	1,100,000	1,185,250
Ecopetrol SA, 7.625%, 7/23/19	3,000,000	3,215,100
Ecopetrol SA, 5.875%, 5/28/45	4,000,000	4,235,000
Grupo Aval Ltd., 4.75%, 9/26/22	2,000,000	2,045,000
Millicom International Cellular SA, 5.125%, 1/15/28(2)	3,500,000	3,552,500
SUAM Finance BV, 4.875%, 4/17/24	300,000	319,500
		15,086,950
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29(2)	300,000	329,625
Guatemala — 0.8%
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	3,300,000	3,495,360
Hong Kong — 5.3%
Bank of China Hong Kong Ltd., 5.55%, 2/11/20	1,000,000	1,047,057
Bank of East Asia Ltd. (The), MTN, VRN, 4.25%, 11/20/19(1)	200,000	201,501
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	1,000,000	1,070,441
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(2)	6,000,000	5,883,464
CK Hutchison International 17 Ltd., 3.50%, 4/5/27	8,100,000	7,921,854
Hongkong Electric Finance Ltd., MTN, 2.875%, 5/3/26	4,000,000	3,778,868
HPHT Finance 17 Ltd., 2.75%, 9/11/22	1,000,000	963,711
Hutchison Whampoa International 09 Ltd., 7.625%, 4/9/19	100,000	105,799
WTT Investment Ltd., 5.50%, 11/21/22(2)	2,485,000	2,519,013
		23,491,708
India — 5.1%
Axis Bank Ltd., MTN, 3.00%, 8/8/22	2,800,000	2,736,658
Bharti Airtel International (Netherlands) BV, 5.125%, 3/11/23	6,450,000	6,775,409
ICICI Bank Ltd., 5.75%, 11/16/20	400,000	427,373
ICICI Bank Ltd., MTN, 4.00%, 3/18/26	2,500,000	2,495,480
ONGC Videsh Ltd., 4.625%, 7/15/24	3,200,000	3,364,262
Reliance Industries Ltd., 4.125%, 1/28/25	2,400,000	2,451,207
Reliance Industries Ltd., 3.67%, 11/30/27(2)	2,950,000	2,856,621
Vedanta Resources plc, 6.125%, 8/9/24(2)	1,400,000	1,416,054
		22,523,064
Indonesia — 2.5%
Listrindo Capital BV, 4.95%, 9/14/26	600,000	598,500
Minejesa Capital BV, 4.625%, 8/10/30(2)	2,800,000	2,831,335
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24	2,800,000	3,005,360
PT Saka Energi Indonesia, 4.45%, 5/5/24	2,800,000	2,840,815
TBG Global Pte Ltd., 5.25%, 2/10/22	1,700,000	1,725,259
		11,001,269
Ireland — 0.8%
C&W Senior Financing DAC, 6.875%, 9/15/27(2)	3,359,000	3,547,944
Israel — 2.0%
Altice Financing SA, 7.50%, 5/15/26	2,000,000	2,081,260
Israel Electric Corp. Ltd., 6.875%, 6/21/23(2)	1,300,000	1,519,105

Israel Electric Corp. Ltd., 5.00%, 11/12/24(2)	800,000	862,424
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	800,000	745,992
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	4,100,000	3,636,980
		8,845,761
Jamaica — 1.0%
Digicel Group Ltd., 8.25%, 9/30/20	2,800,000	2,782,780
Digicel Ltd., 6.00%, 4/15/21	1,600,000	1,590,000
		4,372,780
Kazakhstan — 0.7%
KazTransGas JSC, 4.375%, 9/26/27(2)	2,900,000	2,916,947
Kuwait — 1.3%
Equate Petrochemical BV, MTN, 4.25%, 11/3/26	4,700,000	4,769,151
Kuwait Projects Co. SPC Ltd., 5.00%, 3/15/23	950,000	995,663
		5,764,814
Malaysia — 0.2%
Axiata SPV1 Labuan Ltd., 5.375%, 4/28/20	1,000,000	1,051,132
Mexico — 5.9%
Axtel SAB de CV, 6.375%, 11/14/24(2)	4,000,000	4,170,000
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(2)	1,000,000	1,000,500
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/26(1)	1,800,000	1,831,500
BBVA Bancomer SA, VRN, 5.125%, 1/18/28(1)(2)	3,300,000	3,269,145
Cemex SAB de CV, 6.125%, 5/5/25	5,000,000	5,343,750
Mexichem SAB de CV, 5.875%, 9/17/44	400,000	412,000
Mexichem SAB de CV, 5.50%, 1/15/48(2)	2,500,000	2,443,750
Nemak SAB de CV, 4.75%, 1/23/25(2)	3,800,000	3,872,238
Petroleos Mexicanos, 6.50%, 3/13/27	2,800,000	3,062,500
Southern Copper Corp., 7.50%, 7/27/35	200,000	274,572
Southern Copper Corp., 5.25%, 11/8/42	500,000	568,686
		26,248,641
Morocco — 0.7%
OCP SA, 4.50%, 10/22/25	3,000,000	3,032,655
Nigeria — 2.2%
Guaranty Trust Bank plc, MTN, 6.00%, 11/8/18	500,000	507,156
IHS Netherlands Holdco BV, 9.50%, 10/27/21(2)	4,500,000	4,809,766
Zenith Bank plc, MTN, 6.25%, 4/22/19	4,400,000	4,518,668
		9,835,590
Panama — 0.7%
Banco General SA, 4.125%, 8/7/27(2)	3,100,000	3,126,350
Banistmo SA, 3.65%, 9/19/22(2)	200,000	198,500
		3,324,850
Peru — 3.1%
Banco de Credito del Peru, 2.25%, 10/25/19(2)	200,000	198,950
Banco Internacional del Peru SAA Interbank, 3.375%, 1/18/23(2)	3,000,000	2,992,500
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/24(1)	200,000	225,700
Cerro del Aguila SA, 4.125%, 8/16/27	1,500,000	1,497,450
Intercorp Financial Services, Inc., 4.125%, 10/19/27(2)	4,600,000	4,554,000
Nexa Resources SA, 5.375%, 5/4/27	3,300,000	3,506,250
SAN Miguel Industrias Pet SA, 4.50%, 9/18/22(2)	300,000	305,625
Transportadora de Gas del Peru SA, 4.25%, 4/30/28	400,000	412,000
		13,692,475
Philippines†
FPT Finance Ltd., 6.375%, 9/28/20	100,000	107,180

Qatar — 2.9%
Nakilat, Inc., 6.07%, 12/31/33(2)	800,000	918,160
Nakilat, Inc., 6.27%, 12/31/33	204,848	234,550
Ooredoo International Finance Ltd., 7.875%, 6/10/19(2)	2,249,000	2,400,423
Ooredoo International Finance Ltd., 3.75%, 6/22/26	3,100,000	3,061,455
Ooredoo Tamweel Ltd., 3.04%, 12/3/18	600,000	602,371
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	325,700	337,588
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(2)	423,410	438,864
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19	400,000	425,472
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(2)	2,800,000	2,978,303
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	250,000	288,125
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27(2)	1,100,000	1,267,750
		12,953,061
Russia — 7.1%
Credit Bank of Moscow Via CBOM Finance plc, 7.70%, 2/1/18	400,000	400,000
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	7,000,000	7,517,622
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	1,600,000	1,761,526
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37	1,600,000	2,009,395
GTH Finance BV, 7.25%, 4/26/23(2)	2,300,000	2,568,353
Lukoil International Finance BV, 6.125%, 11/9/20	200,000	214,299
Lukoil International Finance BV, 4.75%, 11/2/26(2)	1,000,000	1,042,690
Novolipetsk Steel via Steel Funding DAC, 4.50%, 6/15/23	1,600,000	1,653,725
Polyus Finance plc, 4.70%, 1/29/24(2)	3,800,000	3,792,742
Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19	4,600,000	4,727,480
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22	3,000,000	3,112,317
VEON Holdings BV, 5.20%, 2/13/19	2,400,000	2,436,000
		31,236,149
Singapore — 2.4%
Oversea-Chinese Banking Corp. Ltd., MTN, 4.25%, 6/19/24	3,000,000	3,078,651
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19(1)	2,300,000	2,332,580
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/19(1)	2,300,000	2,325,070
United Overseas Bank Ltd., MTN, VRN, 2.88%, 3/8/22(1)	3,000,000	2,914,071
		10,650,372
South Africa — 2.6%
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(2)	2,250,000	2,409,862
MTN Mauritius Investment Ltd., 6.50%, 10/13/26(2)	6,400,000	6,979,840
Myriad International Holdings BV, 6.00%, 7/18/20	2,000,000	2,141,900
		11,531,602
South Korea — 2.7%
Harvest Operations Corp., 3.00%, 9/21/22(2)	2,800,000	2,748,262
Hyundai Capital America, 2.55%, 2/6/19	200,000	199,534
Hyundai Capital America, MTN, 3.00%, 10/30/20	3,200,000	3,188,107
KEB Hana Bank, MTN, 4.375%, 9/30/24	3,200,000	3,291,245
Woori Bank, MTN, 4.75%, 4/30/24	2,250,000	2,347,308
		11,774,456
Tanzania, United Republic Of — 0.4%
HTA Group Ltd., 9.125%, 3/8/22	1,600,000	1,711,757
Thailand — 1.4%
Bangkok Bank PCL, 3.875%, 9/27/22	2,250,000	2,309,473
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19(1)	3,250,000	3,282,630
Siam Commercial Bank PCL, MTN, 3.50%, 4/7/19	400,000	403,444
		5,995,547

Turkey — 4.0%
Akbank Turk AS, 5.00%, 10/24/22		2,400,000	2,421,180
Akbank Turk AS, MTN, 5.125%, 3/31/25		1,000,000	982,150
Finansbank AS, 4.875%, 5/19/22(2)		200,000	196,999
Finansbank AS, MTN, 6.25%, 4/30/19		200,000	206,082
Tupras Turkiye Petrol Rafinerileri AS, 4.125%, 5/2/18		800,000	802,607
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24(2)		1,100,000	1,084,310
Turk Telekomunikasyon AS, 3.75%, 6/19/19		300,000	302,078
Turk Telekomunikasyon AS, 4.875%, 6/19/24		1,000,000	1,015,650
Turkiye Garanti Bankasi AS, MTN, 4.75%, 10/17/19		3,100,000	3,148,729
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(1)(2)		2,600,000	2,608,338
Turkiye Is Bankasi AS, 3.75%, 10/10/18		200,000	200,420
Turkiye Is Bankasi AS, 6.125%, 4/25/24(2)		300,000	302,936
Yapi ve Kredi Bankasi AS, 5.25%, 12/3/18		200,000	203,169
Yapi ve Kredi Bankasi AS, 5.125%, 10/22/19		2,000,000	2,032,166
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(2)		2,300,000	2,303,038
			17,809,852
Ukraine — 0.5%
MHP SE, 8.25%, 4/2/20		200,000	217,928
MHP SE, 7.75%, 5/10/24(2)		1,700,000	1,869,447
			2,087,375
United Arab Emirates — 2.1%
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23		2,600,000	2,620,561
Abu Dhabi National Energy Co. PJSC, MTN, 5.875%, 12/13/21		3,000,000	3,284,457
ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23		700,000	721,512
DP World Ltd., 6.85%, 7/2/37(2)		1,800,000	2,254,241
DP World Ltd., MTN, 6.85%, 7/2/37		200,000	250,191
			9,130,962
TOTAL CORPORATE BONDS (Cost $384,341,825)			383,724,223
SOVEREIGN GOVERNMENTS AND AGENCIES — 9.3%
Argentina — 0.9%
Argentine Republic Government International Bond, 5.875%, 1/11/28		$3,000,000	2,924,625
Provincia de Buenos Aires, 7.875%, 6/15/27		$1,000,000	1,067,500
			3,992,125
China — 1.7%
Avi Funding Co. Ltd., MTN, 3.80%, 9/16/25		$7,300,000	7,317,162
Indonesia — 1.3%
Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25		$5,600,000	5,789,000
Jordan†
Jordan Government International Bond, 7.375%, 10/10/47(2)		$200,000	215,580
Russia — 0.6%
Russian Foreign Bond - Eurobond, 5.00%, 4/29/20		$200,000	208,842
Russian Foreign Bond - Eurobond, 4.25%, 6/23/27		$2,200,000	2,259,578
			2,468,420
Saudi Arabia†
Saudi Government International Bond, 2.375%, 10/26/21(2)		$200,000	194,192
South Africa — 2.5%
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	32,600,000	3,101,525
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	44,000,000	3,459,324
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$4,100,000	4,299,822
			10,860,671

South Korea — 0.6%
Korea Gas Corp., 3.875%, 2/12/24	$2,800,000	2,864,675
Turkey — 1.7%
Turkey Government International Bond, 4.875%, 10/9/26	$300,000	292,953
Turkey Government International Bond, 7.50%, 11/7/19	$5,650,000	6,042,240
Turkey Government International Bond, 4.875%, 4/16/43	$1,500,000	1,289,127
		7,624,320
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $41,587,926)		41,326,145
COMMON STOCKS†
Colombia†
Frontera Energy Corp.(4) (Cost $202,817)	1,039	36,957
U.S. TREASURY SECURITIES †
United States†
U.S. Treasury Notes, 2.25%, 8/15/27 (Cost $9,894)	10,000	9,608
TEMPORARY CASH INVESTMENTS — 4.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $10,087,887), in a joint trading account at 1.05%, dated 1/31/18, due 2/1/18 (Delivery value $9,905,866)		9,905,577
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $8,425,472), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $8,258,124)		8,258,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,037	9,037
U.S. Treasury Bills, 1.33%, 5/3/18(5)(6)	200,000	199,273
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,371,956)		18,371,887
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $444,514,418)		443,468,820
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,854,037)
TOTAL NET ASSETS — 100.0%		$441,614,783

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,311,204	ZAR	76,816,819	UBS AG	3/22/18	$(126,900)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	205	March 2018	USD	41,000,000	$43,713,047	$(183,039)
U.S. Treasury 5-Year Notes	184	March 2018	USD	18,400,000	21,106,813	(313,031)
U.S. Treasury Long Bonds	68	March 2018	USD	6,800,000	10,051,250	(369,176)
					$74,871,110	$(865,246)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	340	March 2018	USD	34,000,000	$44,269,063	$1,106,569

CREDIT DEFAULT SWAP AGREEMENTS*
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Bank of America N.A. / Colombia Government International Bond	Buy	(1.00)%	12/20/21	$500,000	$9,709	$(16,862)	$(7,153)
Bank of America N.A. / Markit CDX Emerging Markets Index Series 28	Buy	(1.00)%	12/20/22	$1,455,000	57,666	(49,778)	7,888
Bank of America N.A. / Mexican Government International Bond	Buy	(1.00)%	12/20/22	$2,700,000	11,042	(17,834)	(6,792)
Bank of America N.A. / Republic of Chile	Buy	(1.00)%	12/20/22	$1,500,000	(30,571)	(11,175)	(41,746)
Barclays Bank plc / Republic of Chile	Buy	(1.00)%	12/20/22	$8,800,000	(178,944)	(65,963)	(244,907)
Morgan Stanley / Mexican Government International Bond	Buy	(1.00)%	12/20/22	$3,100,000	19,688	(27,486)	(7,798)
Morgan Stanley / Republic of Turkey	Buy	(1.00)%	12/20/22	$1,300,000	47,216	(11,352)	35,864
					$(64,194)	$(200,450)	$(264,644)

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
MTN	-	Medium Term Note
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $133,581,494, which represented 30.2% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Non-income producing.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $181,331.

(6)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	383,724,223	—
Sovereign Governments and Agencies	—	41,326,145	—
Common Stocks	36,957	—	—
U.S. Treasury Securities	—	9,608	—
Temporary Cash Investments	9,037	18,362,850	—
	45,994	443,422,826	—
Other Financial Instruments
Futures Contracts	1,106,569	—	—
Swap Agreements	—	43,752	—
	1,106,569	43,752	—

Liabilities
Other Financial Instruments
Futures Contracts	865,246	—	—
Swap Agreements	—	308,396	—
Forward Foreign Currency Exchange Contracts	—	126,900	—
	865,246	435,296	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
January 31, 2018

Global Bond - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 43.2%
Argentina — 0.3%
Argentine Republic Government International Bond, 7.50%, 4/22/26		$550,000	607,750
Argentine Republic Government International Bond, 6.875%, 1/26/27		$800,000	844,408
Argentine Republic Government International Bond, 6.625%, 7/6/28		$1,700,000	1,741,650
Argentine Republic Government International Bond, 7.625%, 4/22/46		$1,250,000	1,324,375
			4,518,183
Australia — 1.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	20,016,000	16,289,872
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,100,000	3,250,033
			19,539,905
Austria — 0.7%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	3,395,000	4,880,872
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,339,000	2,911,886
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,610,000	2,973,009
			10,765,767
Belgium — 0.2%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,335,000	2,550,669
Brazil — 0.1%
Brazilian Government International Bond, 2.625%, 1/5/23		$488,000	467,748
Brazilian Government International Bond, 5.625%, 1/7/41		$1,000,000	1,009,000
			1,476,748
Canada — 5.0%
Canadian Government Bond, 1.00%, 9/1/22	CAD	57,800,000	44,776,203
Canadian Government Bond, 4.00%, 6/1/41	CAD	4,150,000	4,342,452
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	6,970,000	5,867,947
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	11,980,000	9,837,820
Province of Quebec Canada, 3.00%, 9/1/23	CAD	6,672,000	5,552,623
Province of Quebec Canada, 5.75%, 12/1/36	CAD	5,091,000	5,751,216
Province of Quebec Canada, 3.50%, 12/1/48	CAD	4,107,000	3,642,875
			79,771,136
Chile — 3.1%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	29,110,000,000	49,295,728
Chile Government International Bond, 3.25%, 9/14/21		$300,000	306,562
			49,602,290
Colombia — 0.2%
Colombia Government International Bond, 7.375%, 9/18/37		$2,100,000	2,807,700
Czech Republic — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	28,900,000	1,652,142
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/27	DKK	15,795,000	2,580,873
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	469,879
			3,050,752
Dominican Republic — 0.2%
Dominican Republic International Bond, 6.875%, 1/29/26		$1,900,000	2,156,500

Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	861,000
Dominican Republic International Bond, 5.95%, 1/25/27		$800,000	861,000
			3,878,500
Egypt — 0.2%
Egypt Government International Bond, 5.75%, 4/29/20		$1,000,000	1,048,992
Egypt Government International Bond, 6.125%, 1/31/22(1)		$600,000	636,407
Egypt Government International Bond, 7.50%, 1/31/27(1)		$600,000	671,970
Egypt Government International Bond, 8.50%, 1/31/47		$1,500,000	1,721,768
			4,079,137
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	3,247,000	5,051,306
France — 2.0%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	7,742,000	10,447,637
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	5,876,518	10,801,303
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	6,658,000	11,095,184
			32,344,124
Germany — 3.7%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	642,000	805,478
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(2)	EUR	20,860,000	24,779,151
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	16,868,000	20,346,961
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	3,170,000	5,534,647
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	1,189,000	2,527,783
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	3,716,000	5,899,035
			59,893,055
Hungary — 0.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF	126,000,000	707,847
Hungary Government International Bond, 7.625%, 3/29/41		$500,000	763,222
			1,471,069
Indonesia — 0.2%
Indonesia Government International Bond, 4.75%, 1/8/26(1)		$1,000,000	1,074,554
Indonesia Government International Bond, MTN, 6.75%, 1/15/44		$1,800,000	2,378,875
			3,453,429
Ireland — 0.4%
Ireland Government Bond, 3.40%, 3/18/24	EUR	4,203,000	6,153,393
Italy — 3.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	—	—
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	18,113,000	22,952,953
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	10,413,000	16,954,724
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(1)	EUR	7,405,000	9,944,477
Republic of Italy Government International Bond, 6.875%, 9/27/23		$120,000	141,438
			49,993,592
Japan — 8.5%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,199,350,000	26,865,573
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,405,800,000	16,572,614
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	2,473,750,000	26,243,005
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	6,101,800,000	66,011,337
			135,692,529
Jordan — 0.2%
Jordan Government International Bond, 5.75%, 1/31/27		$2,000,000	2,020,390

Jordan Government International Bond, 7.375%, 10/10/47		$1,200,000	1,297,320
			3,317,710
Malaysia — 0.2%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	13,250,000	3,387,849
Mexico — 3.6%
Mexican Bonos, 6.50%, 6/9/22	MXN	130,050,000	6,731,289
Mexican Bonos, 10.00%, 11/20/36	MXN	637,570,000	41,858,821
Mexico Government International Bond, 4.125%, 1/21/26		$300,000	309,375
Mexico Government International Bond, 4.15%, 3/28/27		$3,900,000	3,998,475
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	500,000,000	4,611,771
			57,509,731
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$1,500,000	1,540,070
Netherlands — 1.0%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	4,836,000	6,020,454
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	5,616,000	6,910,697
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	1,778,000	2,972,897
			15,904,048
New Zealand — 0.1%
New Zealand Government Bond, 5.50%, 4/15/23	NZD	2,850,000	2,416,616
Norway†
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	4,725,000	631,872
Panama — 0.2%
Panama Government International Bond, 6.70%, 1/26/36		$2,000,000	2,642,000
Paraguay†
Paraguay Government International Bond, 5.00%, 4/15/26(1)		$500,000	533,125
Peru — 0.1%
Peruvian Government International Bond, 4.125%, 8/25/27		$1,200,000	1,285,800
Peruvian Government International Bond, 6.55%, 3/14/37		$350,000	469,525
			1,755,325
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,000,000	1,325,704
Poland — 0.3%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	11,985,000	3,788,509
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	525,610
			4,314,119
Russia — 0.4%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	77,600,000	1,375,075
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$1,500,000	2,585,194
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		$2,000,000	2,107,234
			6,067,503
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$1,300,000	1,262,248
Senegal — 0.1%
Senegal Government International Bond, 6.25%, 5/23/33(1)		$1,500,000	1,572,930
Serbia — 0.1%
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	906,351
Singapore — 0.2%
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,410,000	3,552,171

South Africa — 1.7%
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	147,000,000	13,985,403
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	160,000,000	12,579,360
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	256,548
			26,821,311
Sweden — 0.3%
Sweden Government Bond, 2.50%, 5/12/25	SEK	30,640,000	4,436,211
Switzerland — 0.5%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,058,000	6,035,092
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,534,000	2,241,367
			8,276,459
Thailand — 0.4%
Thailand Government Bond, 3.85%, 12/12/25	THB	175,700,000	6,271,374
Turkey — 0.2%
Turkey Government International Bond, 3.25%, 3/23/23		$180,000	170,518
Turkey Government International Bond, 4.25%, 4/14/26		$2,500,000	2,364,092
Turkey Government International Bond, 6.00%, 3/25/27		$1,200,000	1,263,216
			3,797,826
United Kingdom — 3.5%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	19,821,000	28,414,415
United Kingdom Gilt, 4.50%, 12/7/42	GBP	8,026,000	17,142,752
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,656,000	5,897,806
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,170,000	5,159,479
			56,614,452
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $658,612,410)			692,602,431
CORPORATE BONDS — 35.2%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		330,000	321,111
Lockheed Martin Corp., 3.55%, 1/15/26		670,000	684,806
Lockheed Martin Corp., 3.80%, 3/1/45		240,000	238,400
Rockwell Collins, Inc., 4.35%, 4/15/47		310,000	328,974
United Technologies Corp., 5.70%, 4/15/40		380,000	473,699
United Technologies Corp., 3.75%, 11/1/46		100,000	97,713
			2,144,703
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 2.80%, 11/15/24		1,180,000	1,160,741
Airlines — 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/22		1,150,000	1,157,187
Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		2,650,000	2,722,875
Tenneco, Inc., 5.00%, 7/15/26		1,520,000	1,537,100
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		560,000	572,141
			4,832,116
Automobiles — 0.6%
Ford Motor Co., 4.35%, 12/8/26		370,000	373,985
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		210,000	211,734
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		2,710,000	2,938,047
Ford Motor Credit Co. LLC, 2.98%, 8/3/22		450,000	440,874
General Motors Co., 5.15%, 4/1/38		310,000	325,707

General Motors Financial Co., Inc., 3.25%, 5/15/18		1,210,000	1,214,342
General Motors Financial Co., Inc., 3.20%, 7/6/21		1,860,000	1,862,504
General Motors Financial Co., Inc., 5.25%, 3/1/26		800,000	863,077
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		20,000	20,226
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)		980,000	981,225
			9,231,721
Banks — 6.2%
Banco de Bogota SA, 6.25%, 5/12/26		1,200,000	1,305,000
Banco General SA, 4.125%, 8/7/27(1)		2,300,000	2,319,550
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)		2,500,000	2,501,250
Bancolombia SA, VRN, 4.875%, 10/18/22(3)		2,500,000	2,488,125
Bank of America Corp., MTN, 4.00%, 4/1/24		136,000	141,385
Bank of America Corp., MTN, 4.20%, 8/26/24		300,000	311,466
Bank of America Corp., MTN, 4.00%, 1/22/25		1,390,000	1,423,401
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	900,000	1,293,699
Bank of America Corp., MTN, VRN, 3.82%, 1/20/27(3)		2,500,000	2,551,033
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(3)		250,000	273,741
Bank of America Corp., VRN, 3.00%, 12/20/22(1)(3)		3,255,000	3,225,160
Bank of America Corp., VRN, 3.42%, 12/20/27(1)(3)		120,000	118,274
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)		250,000	248,646
Barclays plc, 4.375%, 1/12/26		200,000	205,688
Barclays plc, 4.95%, 1/10/47		400,000	440,929
BPCE SA, 3.00%, 5/22/22(1)		790,000	782,862
BPCE SA, 5.15%, 7/21/24(1)		300,000	321,229
BPCE SA, VRN, 2.75%, 7/8/21(3)	EUR	1,700,000	2,252,940
Branch Banking & Trust Co., 3.625%, 9/16/25		337,000	342,837
Branch Banking & Trust Co., 3.80%, 10/30/26		10,000	10,303
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(3)	EUR	2,200,000	2,852,465
Capital One Financial Corp., 4.20%, 10/29/25		1,850,000	1,878,321
Citigroup, Inc., 2.90%, 12/8/21		1,100,000	1,098,537
Citigroup, Inc., 2.75%, 4/25/22		1,350,000	1,333,094
Citigroup, Inc., 4.05%, 7/30/22		1,850,000	1,909,305
Citigroup, Inc., 4.45%, 9/29/27		810,000	845,743
Citigroup, Inc., VRN, 3.52%, 10/27/27(3)		470,000	464,645
Commerzbank AG, 8.125%, 9/19/23(1)		280,000	334,272
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	1,550,000	2,221,559
Cooperatieve Rabobank UA, 3.875%, 2/8/22		680,000	703,890
Cooperatieve Rabobank UA, 3.95%, 11/9/22		500,000	513,759
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(3)	EUR	1,500,000	1,971,483
Discover Bank, 3.35%, 2/6/23(4)		500,000	499,955
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	4,175,000	5,708,094
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	8,050,000	11,014,331
Finansbank AS, 4.875%, 5/19/22(1)		2,000,000	1,969,988
Finansbank AS, MTN, 6.25%, 4/30/19		1,850,000	1,906,257
HBOS plc, MTN, 6.75%, 5/21/18(1)		400,000	405,314
Huntington Bancshares, Inc., 2.30%, 1/14/22		400,000	388,927
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)		520,000	513,106
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		680,000	695,114
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	1,200,000	1,878,651

Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	1,000,000	1,378,599
JPMorgan Chase & Co., 4.625%, 5/10/21		3,230,000	3,416,180
JPMorgan Chase & Co., 3.25%, 9/23/22		500,000	505,187
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	215,149
JPMorgan Chase & Co., 3.125%, 1/23/25		270,000	267,618
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(3)		900,000	900,926
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(3)		800,000	810,599
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(3)		150,000	151,592
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(3)		550,000	552,923
KeyBank N.A., MTN, 3.40%, 5/20/26		250,000	246,039
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,545,000	5,364,873
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	970,000	1,828,141
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		700,000	729,522
Regions Financial Corp., 2.75%, 8/14/22		610,000	603,190
Royal Bank of Canada, 2.15%, 10/26/20		1,850,000	1,827,685
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	3,700,000	4,848,695
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	2,300,000	3,657,862
SunTrust Bank, 3.30%, 5/15/26		200,000	194,670
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)		1,500,000	1,558,230
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,360,000	1,389,491
Wells Fargo & Co., 3.07%, 1/24/23		430,000	430,494
Wells Fargo & Co., MTN, 4.10%, 6/3/26		3,020,000	3,113,445
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	270,849
Wells Fargo & Co., MTN, 4.75%, 12/7/46		350,000	387,519
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(3)		440,000	442,476
			98,756,282
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/19		1,650,000	1,644,020
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		590,000	594,796
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		2,090,000	2,117,568
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		1,010,000	1,141,054
Constellation Brands, Inc., 2.00%, 11/7/19		200,000	198,116
Constellation Brands, Inc., 3.875%, 11/15/19		980,000	1,000,374
Constellation Brands, Inc., 4.75%, 12/1/25		500,000	539,580
Molson Coors Brewing Co., 3.00%, 7/15/26		670,000	639,537
			7,875,045
Biotechnology — 0.7%
AbbVie, Inc., 2.90%, 11/6/22		1,370,000	1,359,407
AbbVie, Inc., 3.60%, 5/14/25		1,690,000	1,707,321
Amgen, Inc., 2.65%, 5/11/22		1,030,000	1,015,708
Amgen, Inc., 4.66%, 6/15/51		474,000	518,072
Biogen, Inc., 3.625%, 9/15/22		980,000	1,008,661
Celgene Corp., 3.875%, 8/15/25		1,950,000	1,993,662
Celgene Corp., 5.00%, 8/15/45		150,000	167,064
Gilead Sciences, Inc., 4.40%, 12/1/21		1,020,000	1,076,210
Gilead Sciences, Inc., 3.65%, 3/1/26		1,550,000	1,588,164
Gilead Sciences, Inc., 4.15%, 3/1/47		200,000	207,602
			10,641,871
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		1,000,000	1,049,400

Masco Corp., 4.375%, 4/1/26		200,000	209,000
			1,258,400
Capital Markets — 0.3%
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	3,000,000	3,772,857
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.85%, 1/15/27		550,000	579,235
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		200,000	195,456
			4,547,548
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22		1,980,000	2,064,150
Dow Chemical Co. (The), 4.375%, 11/15/42		200,000	209,080
Mosaic Co. (The), 4.05%, 11/15/27		300,000	298,226
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		1,110,000	1,119,712
			3,691,168
Commercial Services and Supplies — 0.2%
Covanta Holding Corp., 5.875%, 3/1/24		1,060,000	1,078,550
Republic Services, Inc., 3.55%, 6/1/22		680,000	692,652
Waste Management, Inc., 3.15%, 11/15/27		400,000	392,677
Waste Management, Inc., 4.10%, 3/1/45		310,000	321,805
			2,485,684
Communications Equipment — 0.4%
Cisco Systems, Inc., 3.00%, 6/15/22		450,000	454,010
CommScope Technologies LLC, 5.00%, 3/15/27(1)		3,260,000	3,255,925
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)		1,500,000	1,603,256
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)		1,890,000	1,925,532
			7,238,723
Consumer Discretionary — 0.2%
Netflix, Inc., 4.875%, 4/15/28(1)		2,950,000	2,931,562
Consumer Finance — 0.5%
American Express Co., 3.00%, 10/30/24		300,000	294,929
American Express Credit Corp., MTN, 2.25%, 5/5/21		1,350,000	1,328,104
CIT Group, Inc., 5.00%, 8/15/22		1,610,000	1,686,475
Discover Bank, 3.45%, 7/27/26		550,000	531,519
Discover Financial Services, 3.75%, 3/4/25		200,000	199,349
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		620,000	643,858
IHS Markit Ltd., 4.00%, 3/1/26(1)		550,000	536,937
PNC Bank N.A., 1.95%, 3/4/19		1,100,000	1,095,873
PNC Bank N.A., MTN, 2.30%, 6/1/20		950,000	944,360
Synchrony Financial, 2.60%, 1/15/19		380,000	380,893
Synchrony Financial, 3.00%, 8/15/19		250,000	251,050
			7,893,347
Containers and Packaging — 0.9%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		3,130,000	3,239,550
Ball Corp., 4.00%, 11/15/23		2,090,000	2,103,062
Berry Global, Inc., 5.125%, 7/15/23		2,750,000	2,864,950
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		2,490,000	2,552,250
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26(1)		1,180,000	1,191,800
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		2,700,000	2,784,375
WestRock RKT Co., 4.00%, 3/1/23		120,000	123,799
			14,859,786

Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		200,000	196,979
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,756
			206,735
Diversified Financial Services — 3.4%
Ally Financial, Inc., 3.50%, 1/27/19		550,000	553,300
Ally Financial, Inc., 4.625%, 3/30/25		3,240,000	3,345,332
Banco Santander SA, 3.50%, 4/11/22		1,000,000	1,010,257
Barclays plc, MTN, VRN, 2.00%, 2/7/23(3)	EUR	2,100,000	2,627,416
BNP Paribas SA, 4.375%, 9/28/25(1)		500,000	517,174
Citigroup, Inc., 4.125%, 7/25/28		950,000	967,062
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,700,000	3,088,786
Credit Suisse Group AG, VRN, 2.125%, 9/12/24(3)	GBP	1,800,000	2,526,829
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		1,925,000	1,950,492
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		1,053,000	1,038,804
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		525,000	542,916
GE Capital UK Funding Unlimited Co., MTN, 5.125%, 5/24/23	GBP	500,000	824,223
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		2,340,000	2,329,177
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,364,792
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		1,400,000	1,399,362
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		2,300,000	2,269,799
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		250,000	285,807
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20		1,415,000	1,491,969
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	1,000,000	1,597,549
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/21(3)		330,000	325,899
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/24(3)		430,000	422,326
HSBC Holdings plc, 2.95%, 5/25/21		1,600,000	1,601,353
HSBC Holdings plc, 0.84%, 9/26/23	JPY	600,000,000	5,620,286
HSBC Holdings plc, 4.30%, 3/8/26		300,000	315,169
HSBC Holdings plc, 4.375%, 11/23/26		2,070,000	2,137,295
HSBC Holdings plc, VRN, 3.26%, 3/13/22(3)		340,000	341,043
Morgan Stanley, 2.75%, 5/19/22		6,210,000	6,123,688
Morgan Stanley, 4.375%, 1/22/47		350,000	375,992
Morgan Stanley, MTN, 5.625%, 9/23/19		110,000	115,288
Morgan Stanley, MTN, 4.00%, 7/23/25		1,300,000	1,343,633
S&P Global, Inc., 3.30%, 8/14/20		250,000	253,193
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)		1,000,000	1,006,318
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)		200,000	206,846
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20(3)	EUR	2,300,000	3,198,398
UniCredit SpA, VRN, 5.86%, 6/19/27(1)(3)		1,490,000	1,591,639
			54,709,412
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 3.60%, 2/17/23		500,000	505,720
AT&T, Inc., 3.40%, 5/15/25		2,350,000	2,291,836
AT&T, Inc., 3.90%, 8/14/27		3,050,000	3,054,620
AT&T, Inc., 2.60%, 12/17/29	EUR	1,800,000	2,345,461
AT&T, Inc., 5.25%, 3/1/37		500,000	530,658
AT&T, Inc., 5.15%, 11/15/46(1)		272,000	279,064
AT&T, Inc., 5.45%, 3/1/47		350,000	375,418

AT&T, Inc., 5.15%, 2/14/50		500,000	507,671
CenturyLink, Inc., 6.15%, 9/15/19		980,000	1,019,200
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)		600,000	597,483
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,500,000	2,083,198
Frontier Communications Corp., 8.50%, 4/15/20		394,000	385,628
Orange SA, 4.125%, 9/14/21		680,000	713,136
Orange SA, MTN, VRN, 4.00%, 10/1/21(3)	EUR	1,600,000	2,198,824
Telefonica Emisiones SAU, 5.46%, 2/16/21		690,000	744,121
Telefonica Emisiones SAU, 5.21%, 3/8/47		300,000	339,723
Telefonica Europe BV, VRN, 5.875%, 3/31/24(3)	EUR	4,000,000	5,892,772
Verizon Communications, Inc., 3.50%, 11/1/24		600,000	604,531
Verizon Communications, Inc., 4.125%, 3/16/27		600,000	617,925
Verizon Communications, Inc., 4.86%, 8/21/46		1,510,000	1,573,019
			26,660,008
Electric Utilities — 0.1%
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		2,000,000	1,977,500
Electronic Equipment, Instruments and Components — 0.1%
Sanmina Corp., 4.375%, 6/1/19(1)		980,000	1,000,825
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25		160,000	140,000
Halliburton Co., 3.80%, 11/15/25		380,000	389,498
Halliburton Co., 4.85%, 11/15/35		90,000	101,308
Noble Holding International Ltd., 7.75%, 1/15/24		690,000	643,425
			1,274,231
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.375%, 10/15/26		870,000	840,017
American Tower Corp., 3.60%, 1/15/28		480,000	466,400
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27		200,000	198,726
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28		240,000	234,815
Boston Properties LP, 3.65%, 2/1/26		860,000	864,589
Crown Castle International Corp., 5.25%, 1/15/23		840,000	909,556
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24		2,130,000	2,177,925
DDR Corp., 3.90%, 8/15/24		1,040,000	1,064,015
Essex Portfolio LP, 3.25%, 5/1/23		550,000	547,908
Hospitality Properties Trust, 4.65%, 3/15/24		220,000	228,149
Kilroy Realty LP, 4.375%, 10/1/25		400,000	413,521
Kimco Realty Corp., 2.80%, 10/1/26		400,000	371,211
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		2,180,000	2,163,650
Ventas Realty LP, 4.125%, 1/15/26		250,000	257,279
VEREIT Operating Partnership LP, 4.125%, 6/1/21		1,030,000	1,065,193
Welltower, Inc., 3.75%, 3/15/23		300,000	306,929
			12,109,883
Food and Staples Retailing — 0.8%
Cencosud SA, 4.875%, 1/20/23		1,339,000	1,399,475
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		3,240,000	3,177,071
CVS Health Corp., 3.50%, 7/20/22		250,000	252,119
CVS Health Corp., 2.75%, 12/1/22		690,000	672,900
CVS Health Corp., 5.125%, 7/20/45		100,000	111,515
Kroger Co. (The), 3.30%, 1/15/21		480,000	487,632

Kroger Co. (The), 3.70%, 8/1/27		400,000	396,951
Target Corp., 3.90%, 11/15/47		150,000	151,770
Wal-Mart Stores, Inc., 0.18%, 7/15/22	JPY	650,000,000	5,942,275
Wal-Mart Stores, Inc., 3.625%, 12/15/47		200,000	205,611
			12,797,319
Food Products — 0.4%
Arcor SAIC, 6.00%, 7/6/23(1)		1,000,000	1,058,750
Kraft Heinz Foods Co., 5.20%, 7/15/45		200,000	219,039
Kraft Heinz Foods Co., 4.375%, 6/1/46		120,000	116,853
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		2,780,000	2,835,600
Post Holdings, Inc., 5.00%, 8/15/26(1)		1,900,000	1,859,625
			6,089,867
Gas Utilities — 1.0%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		520,000	541,336
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.25%, 12/1/27		500,000	504,152
Boardwalk Pipelines LP, 4.45%, 7/15/27		280,000	282,146
Enbridge Energy Partners LP, 5.20%, 3/15/20		350,000	366,954
Enbridge, Inc., 4.00%, 10/1/23		530,000	546,499
Energy Transfer Equity LP, 7.50%, 10/15/20		20,000	22,031
Energy Transfer LP, 4.15%, 10/1/20		20,000	20,587
Energy Transfer LP, 3.60%, 2/1/23		1,000,000	996,311
Energy Transfer LP, 4.90%, 3/15/35		320,000	317,357
Enterprise Products Operating LLC, 5.20%, 9/1/20		530,000	562,960
Enterprise Products Operating LLC, 4.85%, 3/15/44		900,000	991,539
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		970,000	1,161,901
Kinder Morgan, Inc., 5.55%, 6/1/45		450,000	498,272
MPLX LP, 4.875%, 6/1/25		450,000	479,050
MPLX LP, 5.20%, 3/1/47		368,000	407,099
ONEOK, Inc., 4.00%, 7/13/27		460,000	464,049
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		690,000	692,089
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		1,620,000	1,773,468
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		1,020,000	1,012,408
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27		210,000	205,911
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23		1,680,000	1,665,300
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)		1,020,000	1,013,625
Williams Cos., Inc. (The), 3.70%, 1/15/23		850,000	847,875
Williams Partners LP, 4.125%, 11/15/20		680,000	701,871
Williams Partners LP, 5.10%, 9/15/45		300,000	332,963
			16,407,753
Health Care Equipment and Supplies — 0.4%
Abbott Laboratories, 2.00%, 9/15/18		160,000	159,818
Abbott Laboratories, 3.75%, 11/30/26		1,452,000	1,467,651
Becton Dickinson and Co., 3.73%, 12/15/24		600,000	602,053
Becton Dickinson and Co., 3.70%, 6/6/27		470,000	464,337
Mallinckrodt International Finance SA, 3.50%, 4/15/18		980,000	981,225
Medtronic, Inc., 2.50%, 3/15/20		610,000	610,620
Medtronic, Inc., 3.50%, 3/15/25		720,000	734,067
Medtronic, Inc., 4.375%, 3/15/35		610,000	670,806
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		213,000	215,586

Thermo Fisher Scientific, Inc., 2.95%, 9/19/26		250,000	239,159
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		240,000	284,788
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20		270,000	269,260
			6,699,370
Health Care Providers and Services — 1.0%
Anthem, Inc., 3.65%, 12/1/27		370,000	369,236
Anthem, Inc., 4.65%, 1/15/43		300,000	324,870
CHS / Community Health Systems, Inc., 6.25%, 3/31/23		750,000	697,500
DaVita, Inc., 5.75%, 8/15/22		480,000	495,000
DaVita, Inc., 5.125%, 7/15/24		3,000,000	3,028,215
Express Scripts Holding Co., 3.40%, 3/1/27		200,000	193,527
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)		980,000	1,003,810
HCA, Inc., 3.75%, 3/15/19		530,000	537,304
HCA, Inc., 5.00%, 3/15/24		1,480,000	1,546,600
HCA, Inc., 5.375%, 2/1/25		1,340,000	1,373,500
Mylan NV, 3.95%, 6/15/26		160,000	159,186
Northwell Healthcare, Inc., 4.26%, 11/1/47		220,000	220,797
Tenet Healthcare Corp., 4.375%, 10/1/21		750,000	753,750
Tenet Healthcare Corp., 5.125%, 5/1/25(1)		2,200,000	2,178,000
UnitedHealth Group, Inc., 2.875%, 12/15/21		610,000	612,576
UnitedHealth Group, Inc., 3.75%, 7/15/25		710,000	733,967
UnitedHealth Group, Inc., 4.75%, 7/15/45		310,000	360,314
UnitedHealth Group, Inc., 3.75%, 10/15/47		420,000	418,466
Universal Health Services, Inc., 4.75%, 8/1/22(1)		980,000	1,005,774
			16,012,392
Hotels, Restaurants and Leisure — 0.8%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		2,200,000	2,252,250
Aramark Services, Inc., 5.00%, 4/1/25(1)		2,270,000	2,346,612
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		2,460,000	2,454,785
InterContinental Hotels Group plc, MTN, 3.75%, 8/14/25	GBP	1,400,000	2,149,864
International Game Technology plc, 6.25%, 2/15/22(1)		1,880,000	2,022,786
McDonald's Corp., MTN, 3.375%, 5/26/25		280,000	282,547
McDonald's Corp., MTN, 4.70%, 12/9/35		460,000	514,171
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		550,000	597,059
			12,620,074
Household Durables — 0.5%
D.R. Horton, Inc., 5.75%, 8/15/23		20,000	22,244
Lennar Corp., 4.75%, 4/1/21		1,760,000	1,826,000
Lennar Corp., 4.50%, 4/30/24		1,400,000	1,419,320
Lennar Corp., 4.75%, 11/29/27(1)		850,000	862,750
Newell Brands, Inc., 5.00%, 11/15/23		480,000	503,212
Newell Brands, Inc., 4.20%, 4/1/26		350,000	357,357
Toll Brothers Finance Corp., 4.00%, 12/31/18		45,000	45,635
Toll Brothers Finance Corp., 4.35%, 2/15/28		940,000	935,300
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		990,000	1,008,562
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		850,000	904,655
			7,885,035
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		1,530,000	1,617,975

Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		400,000	425,647
General Electric Co., 2.70%, 10/9/22		1,020,000	1,002,649
General Electric Co., MTN, 2.20%, 1/9/20		716,000	709,848
			2,138,144
Insurance — 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		1,450,000	1,469,768
American International Group, Inc., 4.125%, 2/15/24		1,360,000	1,414,398
American International Group, Inc., 4.50%, 7/16/44		200,000	208,251
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	2,100,000	2,980,772
AXA SA, MTN, VRN, 6.69%, 7/6/26(3)	GBP	1,100,000	1,939,181
AXA SA, MTN, VRN, 3.375%, 7/6/27(3)	EUR	2,800,000	3,890,263
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		680,000	687,852
Berkshire Hathaway, Inc., 4.50%, 2/11/43		460,000	517,079
Chubb INA Holdings, Inc., 3.15%, 3/15/25		600,000	596,394
Chubb INA Holdings, Inc., 3.35%, 5/3/26		330,000	330,504
CNP Assurances, VRN, 4.00%, 11/18/24(3)	EUR	2,200,000	3,083,950
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25(3)	EUR	3,000,000	4,196,871
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25(3)	EUR	1,500,000	2,068,929
International Lease Finance Corp., 5.875%, 8/15/22		400,000	440,401
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(3)	EUR	1,600,000	2,187,748
Markel Corp., 4.90%, 7/1/22		290,000	308,797
Markel Corp., 3.50%, 11/1/27		250,000	243,691
MetLife, Inc., 4.875%, 11/13/43		680,000	765,532
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,360,000	1,446,301
Prudential Financial, Inc., VRN, 5.875%, 9/15/22(3)		1,050,000	1,151,062
Voya Financial, Inc., 5.70%, 7/15/43		435,000	528,610
WR Berkley Corp., 4.625%, 3/15/22		660,000	694,368
			31,150,722
Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.15%, 8/22/27(1)		830,000	815,184
Amazon.com, Inc., 3.875%, 8/22/37(1)		300,000	309,947
			1,125,131
Internet Software and Services — 0.3%
Netflix, Inc., 5.375%, 2/1/21		630,000	664,650
Symantec Corp., 4.20%, 9/15/20		1,770,000	1,809,707
Tencent Holdings Ltd., 3.375%, 5/2/19(1)		3,000,000	3,029,665
			5,504,022
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		990,000	943,946
First Data Corp., 5.00%, 1/15/24(1)		3,160,000	3,254,800
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		780,000	793,266
			4,992,012
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		1,010,000	1,010,325
Oshkosh Corp., 5.375%, 3/1/22		20,000	20,597
			1,030,922
Media — 2.1%
21st Century Fox America, Inc., 4.75%, 9/15/44		640,000	726,050

AMC Networks, Inc., 4.75%, 8/1/25	1,940,000	1,942,425
CBS Corp., 3.50%, 1/15/25	500,000	498,533
CBS Corp., 3.70%, 6/1/28(1)	410,000	399,893
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	1,170,000	1,199,981
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	2,920,000	2,851,438
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	2,040,000	2,136,264
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	120,000	141,509
Comcast Corp., 3.15%, 3/1/26	370,000	364,512
Comcast Corp., 4.40%, 8/15/35	900,000	967,056
Comcast Corp., 6.40%, 5/15/38	530,000	706,519
CSC Holdings LLC, 5.50%, 4/15/27(1)	2,360,000	2,395,400
Discovery Communications LLC, 5.625%, 8/15/19	423,000	441,245
Discovery Communications LLC, 3.95%, 3/20/28	1,310,000	1,283,768
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)	1,100,000	1,115,125
GTH Finance BV, 7.25%, 4/26/23(1)	2,000,000	2,233,350
Lamar Media Corp., 5.375%, 1/15/24	1,840,000	1,904,400
NBCUniversal Media LLC, 2.875%, 1/15/23	625,000	624,955
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	1,810,000	1,843,938
Omnicom Group, Inc., 3.60%, 4/15/26	500,000	498,329
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	2,830,000	2,907,825
TEGNA, Inc., 5.125%, 7/15/20	910,000	928,200
Time Warner Cable LLC, 6.75%, 7/1/18	310,000	315,660
Time Warner Cable LLC, 4.50%, 9/15/42	300,000	277,212
Time Warner, Inc., 4.70%, 1/15/21	420,000	442,027
Time Warner, Inc., 2.95%, 7/15/26	700,000	648,402
Time Warner, Inc., 3.80%, 2/15/27	200,000	197,919
Time Warner, Inc., 5.35%, 12/15/43	250,000	277,312
Viacom, Inc., 4.25%, 9/1/23	500,000	517,817
Viacom, Inc., 4.375%, 3/15/43	200,000	183,745
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	2,350,000	2,399,938
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	220,000	234,877
		33,605,624
Metals and Mining — 0.5%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	800,000	874,000
Constellium NV, 6.625%, 3/1/25(1)	650,000	687,375
Freeport-McMoRan, Inc., 3.875%, 3/15/23	430,000	429,462
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	10,000	10,638
Novolipetsk Steel via Steel Funding DAC, 4.00%, 9/21/24(1)	1,100,000	1,096,865
Steel Dynamics, Inc., 4.125%, 9/15/25	1,000,000	994,700
Steel Dynamics, Inc., 5.00%, 12/15/26	880,000	917,400
Vale Overseas Ltd., 6.875%, 11/21/36	2,000,000	2,525,000
		7,535,440
Multi-Utilities — 1.7%
AES Corp., 4.875%, 5/15/23	1,380,000	1,420,020
AES Corp., 6.00%, 5/15/26	750,000	809,775
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	1,950,000	2,028,000
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	550,000	565,812
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	680,000	693,039
Berkshire Hathaway Energy Co., 3.80%, 7/15/48(1)	700,000	699,130

Calpine Corp., 5.875%, 1/15/24(1)		490,000	502,250
Centrica plc, VRN, 5.25%, 4/10/25(3)	GBP	1,800,000	2,746,131
CMS Energy Corp., 8.75%, 6/15/19		167,000	180,286
Dominion Energy, Inc., 3.625%, 12/1/24		1,030,000	1,045,292
Dominion Energy, Inc., 3.90%, 10/1/25		480,000	493,268
Dominion Energy, Inc., 4.90%, 8/1/41		100,000	112,452
Duke Energy Corp., 3.55%, 9/15/21		680,000	696,650
Duke Energy Corp., 2.65%, 9/1/26		300,000	280,022
Duke Energy Progress LLC, 3.25%, 8/15/25		400,000	401,259
Duke Energy Progress LLC, 4.15%, 12/1/44		170,000	181,553
Duke Energy Progress LLC, 3.70%, 10/15/46		450,000	448,040
Enel Finance International NV, 2.875%, 5/25/22(1)		1,130,000	1,115,686
Exelon Corp., 4.45%, 4/15/46		400,000	422,913
Exelon Generation Co. LLC, 4.25%, 6/15/22		680,000	707,573
FirstEnergy Corp., 4.25%, 3/15/23		900,000	940,452
Florida Power & Light Co., 4.125%, 2/1/42		525,000	562,903
IPALCO Enterprises, Inc., 3.45%, 7/15/20		850,000	858,500
KazTransGas JSC, 4.375%, 9/26/27(1)		1,000,000	1,005,844
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	222,820
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27		650,000	652,107
NiSource, Inc., 5.65%, 2/1/45		410,000	508,918
Pacific Gas & Electric Co., 4.00%, 12/1/46		505,000	493,828
Potomac Electric Power Co., 3.60%, 3/15/24		10,000	10,299
RWE AG, VRN, 7.00%, 3/20/19(3)	GBP	1,000,000	1,495,847
Sempra Energy, 2.875%, 10/1/22		680,000	674,219
Sempra Energy, 3.25%, 6/15/27		500,000	487,699
Sempra Energy, 4.00%, 2/1/48		150,000	148,339
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		400,000	389,036
Southwestern Public Service Co., 3.70%, 8/15/47		350,000	347,456
SSE plc, VRN, 2.375%, 4/1/21(3)	EUR	2,200,000	2,846,620
Xcel Energy, Inc., 3.35%, 12/1/26		150,000	149,252
			27,343,290
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		350,000	329,716
Oil, Gas and Consumable Fuels — 2.6%
Anadarko Petroleum Corp., 3.45%, 7/15/24		300,000	298,537
Anadarko Petroleum Corp., 5.55%, 3/15/26		750,000	837,853
Andeavor, 5.375%, 10/1/22		490,000	505,557
Antero Resources Corp., 5.125%, 12/1/22		2,690,000	2,761,312
Apache Corp., 4.75%, 4/15/43		300,000	313,928
BP Capital Markets plc, 4.50%, 10/1/20		690,000	724,217
Cenovus Energy, Inc., 4.25%, 4/15/27		570,000	566,732
Chevron Corp., 2.10%, 5/16/21		470,000	462,745
Cimarex Energy Co., 4.375%, 6/1/24		1,000,000	1,050,967
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		1,020,000	1,056,441
Concho Resources, Inc., 4.375%, 1/15/25		710,000	738,400
ConocoPhillips Holding Co., 6.95%, 4/15/29		10,000	12,995
Continental Resources, Inc., 5.00%, 9/15/22		570,000	578,550
Continental Resources, Inc., 3.80%, 6/1/24		2,230,000	2,193,762

Continental Resources, Inc., 4.375%, 1/15/28(1)		300,000	299,295
Diamondback Energy, Inc., 5.375%, 5/31/25		2,440,000	2,540,650
Ecopetrol SA, 5.875%, 5/28/45		1,580,000	1,672,825
Encana Corp., 6.50%, 2/1/38		480,000	610,030
Exxon Mobil Corp., 2.71%, 3/6/25		1,030,000	1,006,483
Hess Corp., 6.00%, 1/15/40		320,000	363,383
Lukoil International Finance BV, 4.75%, 11/2/26(1)		2,000,000	2,085,380
Marathon Oil Corp., 3.85%, 6/1/25		400,000	405,010
Marathon Oil Corp., 4.40%, 7/15/27		470,000	488,936
Newfield Exploration Co., 5.75%, 1/30/22		2,080,000	2,225,600
Newfield Exploration Co., 5.375%, 1/1/26		500,000	530,625
Noble Energy, Inc., 4.15%, 12/15/21		217,000	225,186
Occidental Petroleum Corp., 4.625%, 6/15/45		460,000	507,724
Petrobras Global Finance BV, 5.30%, 1/27/25(1)		2,400,000	2,421,000
Petroleos Mexicanos, 6.625%, 6/15/35		2,720,000	2,896,392
Phillips 66, 4.30%, 4/1/22		350,000	368,084
Range Resources Corp., 4.875%, 5/15/25		3,080,000	3,006,850
Shell International Finance BV, 2.375%, 8/21/22		690,000	676,682
Shell International Finance BV, 3.25%, 5/11/25		230,000	231,915
Sinopec Group Overseas Development Ltd., 2.50%, 4/28/20(1)		600,000	594,251
Statoil ASA, 3.95%, 5/15/43		500,000	517,110
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		10,000	9,900
Suncor Energy, Inc., 6.50%, 6/15/38		280,000	375,378
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(1)		1,720,000	1,760,334
Total Capital Canada Ltd., 2.75%, 7/15/23		680,000	674,660
Whiting Petroleum Corp., 5.75%, 3/15/21		440,000	456,500
WPX Energy, Inc., 5.25%, 9/15/24		1,380,000	1,404,150
YPF SA, 6.95%, 7/21/27(1)		1,300,000	1,348,360
			41,804,689
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		710,000	760,119
International Paper Co., 4.40%, 8/15/47		400,000	415,833
			1,175,952
Pharmaceuticals — 0.3%
AbbVie, Inc., 4.70%, 5/14/45		250,000	274,879
Allergan Funding SCS, 3.85%, 6/15/24		1,510,000	1,531,350
Allergan Funding SCS, 4.55%, 3/15/35		140,000	146,735
Baxalta, Inc., 4.00%, 6/23/25		650,000	661,639
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		1,300,000	1,270,512
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		650,000	542,856
Zoetis, Inc., 3.00%, 9/12/27		780,000	749,042
			5,177,013
Real Estate Management and Development — 0.1%
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	1,071,628	1,769,576
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		20,000	20,500
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		1,235,000	1,320,930
CSX Corp., 3.40%, 8/1/24		690,000	696,549
CSX Corp., 3.25%, 6/1/27		320,000	315,266

Norfolk Southern Corp., 3.15%, 6/1/27	530,000	517,856
Union Pacific Corp., 4.75%, 9/15/41	300,000	343,991
Union Pacific Corp., 4.05%, 11/15/45	200,000	213,076
		3,428,168
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25(1)	500,000	471,907
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28(1)	190,000	178,464
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	1,000,000	1,023,750
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	500,000	505,625
QUALCOMM, Inc., 3.25%, 5/20/27	670,000	641,258
Sensata Technologies BV, 5.00%, 10/1/25(1)	910,000	948,675
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	2,300,000	2,484,000
		6,253,679
Software — 0.5%
Activision Blizzard, Inc., 2.30%, 9/15/21	760,000	744,286
Microsoft Corp., 2.70%, 2/12/25	1,280,000	1,253,378
Microsoft Corp., 3.125%, 11/3/25	330,000	330,948
Microsoft Corp., 3.45%, 8/8/36	1,200,000	1,201,514
Microsoft Corp., 4.25%, 2/6/47	330,000	365,346
Oracle Corp., 3.625%, 7/15/23	1,010,000	1,045,966
Oracle Corp., 2.65%, 7/15/26	600,000	571,205
Oracle Corp., 3.25%, 11/15/27	800,000	791,624
Oracle Corp., 4.00%, 7/15/46	280,000	290,123
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	2,000,000	2,045,000
		8,639,390
Specialty Retail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	1,650,000	1,635,562
Home Depot, Inc. (The), 3.75%, 2/15/24	750,000	780,909
Home Depot, Inc. (The), 5.95%, 4/1/41	680,000	911,084
Home Depot, Inc. (The), 3.90%, 6/15/47	350,000	361,053
Lowe's Cos., Inc., 3.10%, 5/3/27	500,000	490,147
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	730,000	730,146
United Rentals North America, Inc., 4.625%, 7/15/23	190,000	197,363
United Rentals North America, Inc., 5.75%, 11/15/24	3,080,000	3,253,250
		8,359,514
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc., 2.85%, 5/6/21	1,020,000	1,027,935
Apple, Inc., 2.75%, 1/13/25	270,000	263,061
Apple, Inc., 2.50%, 2/9/25	520,000	498,390
Apple, Inc., 2.45%, 8/4/26	600,000	563,691
Apple, Inc., 3.20%, 5/11/27	600,000	595,098
Apple, Inc., 2.90%, 9/12/27	770,000	744,316
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	1,750,000	1,912,500
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	1,580,000	1,732,433
Seagate HDD Cayman, 4.75%, 6/1/23	450,000	463,219
Seagate HDD Cayman, 4.75%, 1/1/25	300,000	298,231
Western Digital Corp., 7.375%, 4/1/23(1)	500,000	545,625
		8,644,499
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(1)	700,000	712,250

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.125%, 7/16/22	240,000	240,281
MTN Mauritius Investment Ltd., 6.50%, 10/13/26(1)	1,400,000	1,526,840
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,327,000	1,389,236
Sprint Communications, Inc., 6.00%, 11/15/22	1,200,000	1,200,000
T-Mobile USA, Inc., 6.625%, 4/1/23	590,000	614,662
		4,971,019
TOTAL CORPORATE BONDS (Cost $549,648,222)		564,465,035
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 9.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(6) — 1.0%
FHLMC, VRN, 2.375%, 2/15/18	1,485,346	1,484,303
FHLMC, VRN, 3.30%, 2/15/18	1,833,280	1,936,780
FHLMC, VRN, 3.50%, 2/15/18	2,115	2,225
FHLMC, VRN, 3.56%, 2/15/18	4,762	5,005
FNMA, VRN, 3.04%, 2/25/18	1,802,435	1,869,612
FNMA, VRN, 3.14%, 2/25/18	1,156,807	1,199,746
FNMA, VRN, 3.14%, 2/25/18	1,037,496	1,077,432
FNMA, VRN, 3.18%, 2/25/18	2,400,169	2,417,038
FNMA, VRN, 3.19%, 2/25/18	4,380,721	4,397,103
FNMA, VRN, 3.25%, 2/25/18	2,757,557	2,808,702
FNMA, VRN, 3.54%, 2/25/18	5,075	5,247
FNMA, VRN, 3.93%, 2/25/18	7,667	7,931
		17,211,124
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.4%
FHLMC, 6.00%, 2/1/38	2,379	2,674
FHLMC, 4.00%, 12/1/40	6,405	6,688
FNMA, 3.00%, 2/13/18(7)	13,715,000	13,443,914
FNMA, 3.50%, 2/13/18(7)	26,721,000	26,976,729
FNMA, 4.00%, 2/13/18(7)	25,610,000	26,453,397
FNMA, 4.50%, 2/13/18(7)	4,377,500	4,615,184
FNMA, 5.00%, 7/1/31	30,546	32,661
FNMA, 5.50%, 5/1/33	7,496	8,245
FNMA, 5.00%, 9/1/33	1,135,553	1,225,957
FNMA, 5.00%, 11/1/33	8,042	8,680
FNMA, 5.00%, 9/1/35	21,469	23,164
FNMA, 6.00%, 4/1/37	9,571	10,787
FNMA, 6.00%, 7/1/37	9,981	11,173
FNMA, 6.00%, 8/1/37	6,494	7,317
FNMA, 5.50%, 1/1/39	14,135	15,517
FNMA, 5.50%, 3/1/39	1,683	1,838
FNMA, 4.50%, 5/1/39	1,901,561	2,025,808
FNMA, 5.00%, 8/1/39	4,538	4,925
FNMA, 4.50%, 3/1/40	2,128,465	2,262,654
FNMA, 5.00%, 8/1/40	1,132,433	1,222,268
FNMA, 3.50%, 10/1/40	2,819,871	2,864,421
FNMA, 3.50%, 12/1/40	36,209	36,781
FNMA, 4.50%, 9/1/41	17,269	18,342
FNMA, 3.50%, 5/1/42	47,025	47,770
FNMA, 3.50%, 6/1/42	28,617	29,069

FNMA, 3.50%, 9/1/42	21,644	21,983
FNMA, 3.00%, 11/1/42	30,798	30,367
FNMA, 3.00%, 5/1/43	3,810,506	3,757,152
FNMA, 3.50%, 5/1/46	8,128,226	8,216,374
FNMA, 3.50%, 10/1/47	13,817,217	13,988,362
GNMA, 2.50%, 2/21/18(7)	715,000	683,783
GNMA, 3.00%, 2/21/18(7)	4,665,000	4,620,901
GNMA, 3.50%, 2/21/18(7)	3,907,500	3,978,018
GNMA, 4.00%, 2/21/18(7)	3,712,000	3,841,050
GNMA, 6.00%, 7/15/33	4,644	5,288
GNMA, 5.00%, 3/20/36	30,311	32,623
GNMA, 5.50%, 1/15/39	4,185	4,677
GNMA, 5.50%, 9/15/39	23,840	26,326
GNMA, 4.50%, 10/15/39	9,385	9,998
GNMA, 5.00%, 10/15/39	14,196	15,304
GNMA, 4.50%, 1/15/40	12,339	13,146
GNMA, 4.00%, 12/15/40	11,658	12,142
GNMA, 4.50%, 12/15/40	41,333	44,033
GNMA, 4.50%, 7/20/41	1,791,604	1,895,175
GNMA, 4.00%, 12/15/41	21,821	22,725
GNMA, 3.50%, 6/20/42	6,797,152	6,966,186
GNMA, 2.50%, 7/20/46	5,167,492	4,947,014
		134,488,590
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $154,450,871)		151,699,714
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 5.3%
Private Sponsor Collateralized Mortgage Obligations — 3.4%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.62%, 2/1/18(6)	786,985	797,228
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.62%, 2/1/18(6)	572,762	559,492
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 3.67%, 2/1/18(6)	2,100,760	2,080,913
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	856,038	859,919
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.53%, 2/1/18(6)	2,120,275	2,056,857
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.17%, 2/1/18(6)	1,482,537	1,469,730
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.55%, 2/1/18(6)	43,497	43,269
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	4,128	4,216
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.39%, 2/1/18(6)	775,705	738,271
CSMC Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 2/1/18(1)(6)	2,016,489	2,022,414
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.35%, 2/1/18(6)	3,349	3,316
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.66%, 2/1/18(6)	497,192	458,256
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 2/1/18(1)(6)	1,943,809	1,958,996
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	13,209	13,919
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.62%, 2/1/18(6)	910,686	931,834
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.52%, 2/1/18(6)	747,394	755,233
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.64%, 2/1/18(6)	549,019	549,305
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.63%, 2/1/18(6)	785,261	767,998
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.68%, 2/1/18(6)	7,700	7,807
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	396,734	414,677
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.46%, 2/1/18(6)	1,115,372	1,147,368
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.42%, 2/1/18(6)	920,333	912,156

Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.42%, 2/1/18(6)	466,628	477,869
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 2/1/18(1)(6)	3,997,695	4,100,610
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 2/1/18(6)	424	438
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	852,918	789,741
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 2/1/18(1)(6)	4,093,595	4,125,578
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.50%, 2/1/18(6)	1,704,063	1,714,578
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.51%, 2/26/18(6)	2,231,131	2,182,865
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.26%, 2/1/18(6)	850,287	857,647
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.78%, 2/1/18(6)	11,469	11,869
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 2/1/18(6)	19,244	19,637
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	540,828	534,873
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	1,165,862	1,161,051
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.54%, 2/1/18(6)	23,921	25,196
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.57%, 2/1/18(6)	19,932	20,515
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.59%, 2/1/18(6)	486,889	497,407
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.50%, 2/1/18(6)	6,027	6,108
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.46%, 2/1/18(6)	5,000,000	5,103,120
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	28,133	28,231
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	552,920	550,228
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	2,888,204	2,876,752
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	23,616	23,836
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	431,552	435,583
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	18,893	19,069
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 3.34%, 2/1/18(6)	36,095	34,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.39%, 2/1/18(6)	1,226,246	1,195,943
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.43%, 2/1/18(6)	1,621,126	1,584,511
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.39%, 2/1/18(6)	10,166	10,286
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.75%, 2/1/18(6)	23,115	23,134
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.60%, 2/1/18(6)	2,357,193	2,258,735
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.63%, 2/1/18(6)	7,438	7,349
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.60%, 2/1/18(6)	6,102	5,993
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.72%, 2/1/18(6)	624,407	614,080
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.70%, 2/1/18(6)	510,650	478,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.65%, 2/1/18(6)	462,570	467,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.34%, 2/1/18(6)	807,043	769,166
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 3.34%, 2/1/18(6)	497,392	507,177
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	36,733	36,897
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	14,858	14,963
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	27,305	27,525
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	7,878	8,070
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	484,669	482,763
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	12,684	13,294
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	224,129	226,147
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.71%, 2/1/18(6)	1,662,868	1,620,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	12,604	13,299
		54,516,951
U.S. Government Agency Collateralized Mortgage Obligations — 1.9%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.81%, 2/26/18, resets monthly off the 1-month LIBOR plus 3.25%	4,000,000	4,531,035
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.91%, 2/26/18, resets monthly off the 1-month LIBOR plus 1.35%	1,000,000	1,018,398

FHLMC, Series 2017-DNA2, Class M1, VRN, 2.76%, 2/26/18, resets monthly off the 1-month LIBOR plus 1.20%	671,990	682,330
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.36%, 2/26/18, resets monthly off the 1-month LIBOR plus 0.80%	3,350,470	3,367,701
FNMA, Series 2014-C02, Class 1M2, VRN, 4.16%, 2/26/18, resets monthly off the 1-month LIBOR plus 2.60%	1,525,000	1,627,134
FNMA, Series 2014-C02, Class 2M2, VRN, 4.16%, 2/26/18, resets monthly off the 1-month LIBOR plus 2.60%	2,917,794	3,098,491
FNMA, Series 2016-C03, Class 2M2, VRN, 7.46%, 2/26/18, resets monthly off the 1-month LIBOR plus 5.90%	1,570,000	1,827,525
FNMA, Series 2016-C04, Class 1M2, VRN, 5.81%, 2/26/18, resets monthly off the 1-month LIBOR plus 4.25%	2,000,000	2,258,346
FNMA, Series 2017-C03, Class 1M2, VRN, 4.56%, 2/26/18, resets monthly off the 1-month LIBOR plus 3.00%	4,000,000	4,256,326
FNMA, Series 2017-C06, Class 2M2, VRN, 4.36%, 2/26/18, resets monthly off the 1-month LIBOR plus 2.80%	3,125,000	3,279,111
FNMA, Series 2017-C07, Class 1M1, VRN, 2.21%, 2/26/18, resets monthly off the 1-month LIBOR plus 0.65%	4,199,858	4,215,182
		30,161,579
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,852,201)		84,678,530
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 5.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.28%, 2/15/18, resets monthly off the 1-month LIBOR plus 0.80%(1)	3,000,000	3,002,174
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	3,500,000	3,488,652
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	5,000,000	5,019,335
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.72%, 2/1/18(6)	2,105,000	2,235,202
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/1/18(6)	3,500,000	3,702,776
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.56%, 2/1/18(6)	1,960,000	1,922,693
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 2/1/18(6)	2,500,000	2,481,661
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	8,705,000	8,648,650
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	3,500,000	3,505,246
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	2,825,000	2,836,331
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	3,600,000	3,621,061
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, 3.67%, 11/15/50	2,925,000	2,943,079
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.26%, 2/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	5,000,000	5,017,899
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	2,000,000	1,990,894
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 2/1/18(6)	3,000,000	3,020,055
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	3,000,000	2,882,224
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 2/10/18(1)(6)	5,390,000	5,416,423
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 2/1/18(6)	2,200,000	2,235,061
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	6,340,000	6,385,228
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.46%, 2/15/18, resets monthly off the 1-month LIBOR plus 0.90%(1)	2,950,000	2,951,908
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	3,000,000	2,933,690
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, VRN, 3.45%, 2/1/18(1)(6)	1,960,000	1,939,907
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	4,200,000	4,147,641
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $83,896,937)		82,327,790
ASSET-BACKED SECURITIES(5) — 3.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	5,000,000	5,002,958
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	2,000,000	2,008,354
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	2,019,355	1,991,438
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.81%, 2/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	4,971,172	5,003,229
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	615,928	615,514
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.65%, 2/12/18, resets monthly off the 1-month LIBOR plus 1.10%(1)	1,689,256	1,694,691

Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	3,775,000	3,769,571
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(1)	2,625,000	2,616,418
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	1,771,396	1,747,318
Invitation Homes 2018-SFR1 Trust, Series 2018-SFR1, Class B, VRN, 2.52%, 3/17/18, resets monthly off the 1-month LIBOR plus 0.95%(1)(4)	3,900,000	3,913,406
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 2.71%, 2/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	4,175,000	4,209,144
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	1,109,146	1,101,769
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	75,736	74,224
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	831,351	823,225
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 2.96%, 2/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	1,974,066	1,994,433
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	8,350,000	8,217,722
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	1,950,127	1,940,212
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	909,235	906,979
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	559,569	556,545
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	1,124,360	1,117,124
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	1,945,746	1,945,954
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	1,424,585	1,425,032
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	1,511,746	1,497,019
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 2/1/18(1)(6)	4,000,000	3,950,557
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	5,164,848	5,094,090
TOTAL ASSET-BACKED SECURITIES (Cost $63,478,516)		63,216,926
U.S. TREASURY SECURITIES — 0.6%
U.S. Treasury Notes, 1.00%, 3/15/18(8) (Cost $9,000,445)	9,000,000	8,996,402
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	365,000	519,059
Chicago GO, 7.05%, 1/1/29	400,000	432,900
Los Angeles Community College District GO, 6.75%, 8/1/49	600,000	914,562
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	195,000	268,706
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	206,486
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	225,000	330,759
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	125,000	162,654
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	299,658
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	200,000	239,290
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	415,000	484,239
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	100,000	136,853
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	195,000	244,284
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	580,000	843,917
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	150,000	177,894
State of California GO, 7.55%, 4/1/39	400,000	623,316
State of California GO, 7.30%, 10/1/39	170,000	252,858
State of Illinois GO, 5.10%, 6/1/33	200,000	195,028
University of California Rev., 4.60%, 5/15/31	400,000	434,588
TOTAL MUNICIPAL SECURITIES (Cost $6,549,771)		6,767,051

TEMPORARY CASH INVESTMENTS(9) — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $12,504,819), in a joint trading account at 1.050%, dated 1/31/18, due 2/1/18 (Delivery value $12,279,186)		12,278,828
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $10,444,679), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $10,237,154)		10,237,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	74,465	74,465
U.S. Treasury Bills, 1.30%, 5/3/18(8)(10)	16,000,000	15,941,861
TOTAL TEMPORARY CASH INVESTMENTS (Cost $38,538,686)		38,532,154
TOTAL INVESTMENT SECURITIES — 105.5% (Cost $1,647,028,059)		1,693,286,033
OTHER ASSETS AND LIABILITIES — (5.5)%		(88,769,175)
TOTAL NET ASSETS — 100.0%		$1,604,516,858

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,361,372	USD	4,882,035	JPMorgan Chase Bank N.A.	3/21/18	$243,133
AUD	389,555	USD	304,676	JPMorgan Chase Bank N.A.	3/21/18	9,176
USD	28,250,861	AUD	37,513,628	JPMorgan Chase Bank N.A.	3/21/18	(1,972,749)
BRL	7,707,399	USD	2,317,318	Morgan Stanley	3/21/18	89,946
BRL	4,919,284	USD	1,472,663	Morgan Stanley	3/21/18	63,784
BRL	24,118,172	USD	7,528,224	Morgan Stanley	3/21/18	4,642
USD	778,374	BRL	2,562,174	Morgan Stanley	3/21/18	(21,874)
USD	14,947,959	BRL	48,519,580	Morgan Stanley	3/21/18	(206,237)
CAD	258,661	USD	202,884	JPMorgan Chase Bank N.A.	3/21/18	7,527
CAD	321,240	USD	256,615	JPMorgan Chase Bank N.A.	3/21/18	4,702
USD	33,500,796	CAD	42,989,762	JPMorgan Chase Bank N.A.	3/21/18	(1,469,777)
USD	613,408	CAD	766,860	JPMorgan Chase Bank N.A.	3/21/18	(10,404)
USD	44,373,621	CAD	55,560,743	JPMorgan Chase Bank N.A.	3/21/18	(822,977)
USD	738,299	CAD	916,703	JPMorgan Chase Bank N.A.	3/21/18	(7,405)
CHF	300,107	USD	309,641	UBS AG	3/21/18	13,985
CHF	8,701,832	USD	9,390,128	UBS AG	3/21/18	(6,354)
USD	18,334,975	CHF	18,021,080	UBS AG	3/21/18	(1,098,375)
USD	6,448,181	CHF	6,333,210	UBS AG	3/21/18	(381,348)
USD	940,887	CHF	903,496	UBS AG	3/21/18	(33,414)
USD	24,030,666	CLP	15,759,070,670	Goldman Sachs & Co.	3/21/18	(2,092,837)
USD	8,323,121	CLP	5,189,465,967	Goldman Sachs & Co.	3/21/18	(279,355)
USD	269,609	CLP	165,674,757	Goldman Sachs & Co.	3/21/18	(5,027)
USD	13,383,697	CLP	8,129,070,360	Goldman Sachs & Co.	3/21/18	(91,704)
USD	912,051	CLP	553,240,819	Goldman Sachs & Co.	3/21/18	(5,046)
USD	516,490	CLP	313,390,385	Goldman Sachs & Co.	3/21/18	(3,012)
USD	180,771	CLP	112,999,765	Morgan Stanley	3/21/18	(6,547)
COP	14,446,675,317	USD	4,767,880	Goldman Sachs & Co.	3/21/18	307,400
USD	4,780,501	COP	14,446,675,317	Goldman Sachs & Co.	3/21/18	(294,778)
USD	1,603,745	CZK	34,401,935	Goldman Sachs & Co.	3/21/18	(90,542)
USD	3,140,221	DKK	19,685,237	JPMorgan Chase Bank N.A.	3/21/18	(154,442)
EUR	1,368,286	USD	1,683,648	Goldman Sachs & Co.	2/14/18	16,433
EUR	21,514,767	USD	26,771,040	JPMorgan Chase Bank N.A.	2/14/18	(39,161)
EUR	547,235	USD	670,368	JPMorgan Chase Bank N.A.	2/14/18	9,566

EUR	1,975,130	USD	2,428,284	JPMorgan Chase Bank N.A.	2/14/18	25,795
EUR	2,097,665	USD	2,615,266	JPMorgan Chase Bank N.A.	2/14/18	(8,939)
USD	279,566,163	EUR	231,157,218	JPMorgan Chase Bank N.A.	2/14/18	(7,644,320)
USD	1,131,031	EUR	942,762	JPMorgan Chase Bank N.A.	2/14/18	(40,341)
USD	682,017	EUR	565,689	JPMorgan Chase Bank N.A.	2/14/18	(20,846)
USD	403,869	EUR	331,953	JPMorgan Chase Bank N.A.	2/14/18	(8,579)
USD	1,987,731	EUR	1,615,624	JPMorgan Chase Bank N.A.	2/14/18	(19,665)
USD	819,057	EUR	658,183	JPMorgan Chase Bank N.A.	2/14/18	1,271
USD	1,528,066	EUR	1,227,560	JPMorgan Chase Bank N.A.	2/14/18	2,836
USD	9,993,482	EUR	8,030,699	JPMorgan Chase Bank N.A.	2/14/18	15,421
GBP	667,964	USD	921,980	Credit Suisse AG	3/21/18	28,165
GBP	1,079,385	USD	1,537,666	Credit Suisse AG	3/21/18	(2,296)
USD	79,608,754	GBP	59,378,101	Credit Suisse AG	3/21/18	(4,853,558)
USD	838,342	GBP	624,319	Credit Suisse AG	3/21/18	(49,720)
USD	1,478,073	GBP	1,090,166	Credit Suisse AG	3/21/18	(72,632)
USD	788,419	GBP	579,150	Credit Suisse AG	3/21/18	(35,391)
USD	1,077,405	GBP	758,434	Credit Suisse AG	3/21/18	(1,429)
HUF	145,827,777	USD	566,961	JPMorgan Chase Bank N.A.	3/21/18	18,077
HUF	58,044,774	USD	231,060	JPMorgan Chase Bank N.A.	3/21/18	1,807
USD	10,257,112	HUF	2,715,878,121	JPMorgan Chase Bank N.A.	3/21/18	(638,563)
USD	6,507,764	HUF	1,728,689,953	JPMorgan Chase Bank N.A.	3/21/18	(427,468)
IDR	324,025,598,143	USD	23,729,447	Goldman Sachs & Co.	3/21/18	467,004
IDR	2,568,205,972	USD	187,529	Goldman Sachs & Co.	3/21/18	4,251
USD	7,832,886	IDR	107,310,538,155	Goldman Sachs & Co.	3/21/18	(180,475)
USD	7,997,242	ILS	27,304,982	Goldman Sachs & Co.	3/21/18	(4,866)
USD	4,739,142	INR	308,778,811	Goldman Sachs & Co.	3/21/18	(84,420)
JPY	381,267,804	USD	3,492,145	Credit Suisse AG	2/14/18	2,528
JPY	1,412,029,920	USD	12,499,037	Credit Suisse AG	2/14/18	443,524
JPY	1,669,544,793	USD	15,131,186	Credit Suisse AG	2/14/18	171,737
JPY	1,135,558,753	USD	10,417,531	Credit Suisse AG	2/14/18	(9,084)
USD	169,249,609	JPY	19,064,952,939	Credit Suisse AG	2/14/18	(5,498,328)
USD	2,136,725	JPY	236,052,612	Credit Suisse AG	2/14/18	(26,915)
USD	268,935	JPY	29,779,410	JPMorgan Chase Bank N.A.	2/14/18	(4,021)
USD	532,365	KRW	581,449,079	Morgan Stanley	3/21/18	(11,766)
USD	7,455,102	KRW	7,921,045,602	Morgan Stanley	3/21/18	42,434
USD	8,736,551	KRW	9,263,364,817	Morgan Stanley	3/21/18	67,714
MXN	12,299,435	USD	635,045	JPMorgan Chase Bank N.A.	3/21/18	20,701
MXN	3,630,291	USD	183,365	JPMorgan Chase Bank N.A.	3/21/18	10,185
MXN	3,629,908	USD	183,003	JPMorgan Chase Bank N.A.	3/21/18	10,526
USD	23,664,266	MXN	456,258,886	JPMorgan Chase Bank N.A.	3/21/18	(661,244)
USD	8,409,886	MXN	162,791,264	JPMorgan Chase Bank N.A.	3/21/18	(269,354)
USD	853,659	MXN	16,605,797	JPMorgan Chase Bank N.A.	3/21/18	(31,681)
USD	1,287,427	MXN	24,271,128	JPMorgan Chase Bank N.A.	3/21/18	(6,592)
USD	11,498,401	MXN	215,784,741	JPMorgan Chase Bank N.A.	3/21/18	(6,195)
USD	2,574,607	MXN	48,725,717	JPMorgan Chase Bank N.A.	3/21/18	(23,212)
USD	605,070	MXN	11,463,864	JPMorgan Chase Bank N.A.	3/21/18	(6,127)
MYR	51,901,379	USD	12,741,225	Goldman Sachs & Co.	3/21/18	525,780
MYR	30,382,035	USD	7,626,013	Goldman Sachs & Co.	3/21/18	140,228
NOK	66,339,672	USD	7,957,238	JPMorgan Chase Bank N.A.	3/21/18	661,047

NOK	200,104,633	USD	24,039,480	JPMorgan Chase Bank N.A.	3/21/18	1,956,411
USD	557,344	NOK	4,556,000	JPMorgan Chase Bank N.A.	3/21/18	(34,532)
USD	446,427	NOK	3,591,243	JPMorgan Chase Bank N.A.	3/21/18	(20,117)
USD	633,568	NOK	4,963,167	JPMorgan Chase Bank N.A.	3/21/18	(11,204)
USD	636,723	NOK	4,975,969	JPMorgan Chase Bank N.A.	3/21/18	(9,713)
USD	848,622	NOK	6,509,579	JPMorgan Chase Bank N.A.	3/21/18	2,952
NZD	9,661,302	USD	7,058,963	JPMorgan Chase Bank N.A.	3/21/18	57,275
USD	7,538,820	NZD	10,903,356	JPMorgan Chase Bank N.A.	3/21/18	(492,279)
USD	4,824,467	NZD	6,903,733	JPMorgan Chase Bank N.A.	3/21/18	(260,625)
USD	1,456,583	NZD	1,997,204	JPMorgan Chase Bank N.A.	3/21/18	(14,500)
USD	8,547,957	NZD	11,622,758	JPMorgan Chase Bank N.A.	3/21/18	(13,033)
PEN	25,686,049	USD	7,952,091	Goldman Sachs & Co.	3/21/18	19,481
PHP	807,663,319	USD	15,889,501	Goldman Sachs & Co.	3/21/18	(197,970)
USD	15,892,627	PHP	807,663,319	Goldman Sachs & Co.	3/21/18	201,097
USD	8,029,949	PHP	409,447,092	Goldman Sachs & Co.	3/21/18	75,085
PLN	1,429,772	USD	411,587	Goldman Sachs & Co.	3/21/18	15,999
PLN	687,061	USD	201,655	Goldman Sachs & Co.	3/21/18	3,817
USD	2,559,029	PLN	9,097,604	Goldman Sachs & Co.	3/21/18	(161,693)
USD	7,883,280	PLN	28,217,412	Goldman Sachs & Co.	3/21/18	(555,396)
USD	7,962,973	PLN	28,518,590	Goldman Sachs & Co.	3/21/18	(565,773)
USD	1,224,439	PLN	4,165,819	Goldman Sachs & Co.	3/21/18	(21,387)
RUB	471,792,020	USD	7,935,947	Goldman Sachs & Co.	3/21/18	406,921
RUB	179,847	USD	2,998	Morgan Stanley	3/21/18	182
USD	1,601,802	RUB	91,430,832	Goldman Sachs & Co.	3/21/18	(15,003)
USD	1,618,851	SEK	13,618,664	JPMorgan Chase Bank N.A.	3/21/18	(114,993)
USD	2,227,767	SEK	18,666,726	JPMorgan Chase Bank N.A.	3/21/18	(148,765)
USD	474,284	SEK	3,793,646	JPMorgan Chase Bank N.A.	3/21/18	(8,699)
USD	3,529,285	SGD	4,762,071	JPMorgan Chase Bank N.A.	3/21/18	(104,491)
THB	521,990,524	USD	16,125,750	Goldman Sachs & Co.	3/21/18	555,132
THB	513,701,199	USD	16,430,552	Goldman Sachs & Co.	3/21/18	(14,566)
USD	41,592,644	THB	1,353,840,547	Goldman Sachs & Co.	3/21/18	(1,671,080)
USD	1,795,117	THB	57,120,628	Goldman Sachs & Co.	3/21/18	(30,246)
TRY	30,667,616	USD	7,783,066	Goldman Sachs & Co.	3/21/18	265,503
USD	7,879,545	TRY	30,095,133	Goldman Sachs & Co.	3/21/18	(18,780)
TWD	143,507,467	USD	4,812,618	JPMorgan Chase Bank N.A.	3/21/18	128,498
USD	4,930,681	TWD	143,507,467	JPMorgan Chase Bank N.A.	3/21/18	(10,435)
ZAR	249,533,617	USD	18,651,699	Goldman Sachs & Co.	3/22/18	2,261,993
ZAR	31,791,633	USD	2,443,912	Goldman Sachs & Co.	3/22/18	220,580
ZAR	95,204,464	USD	7,359,652	Goldman Sachs & Co.	3/22/18	619,540
ZAR	10,175,537	USD	788,721	Goldman Sachs & Co.	3/22/18	64,103
ZAR	16,777,412	USD	1,334,582	Goldman Sachs & Co.	3/22/18	71,552
USD	28,077,078	ZAR	386,935,821	Goldman Sachs & Co.	3/22/18	(4,352,446)
USD	1,312,262	ZAR	16,779,893	Goldman Sachs & Co.	3/22/18	(94,080)
USD	23,482,223	ZAR	285,802,139	Goldman Sachs & Co.	3/22/18	(471,174)
USD	2,667,247	ZAR	32,026,968	Goldman Sachs & Co.	3/22/18	(16,969)
						$(28,813,895)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Korean Treasury 10-Year Bonds	145	March 2018	KRW	14,500,000,000	$16,172,215	$(370,961)
U.S. Treasury 2-Year Notes	90	March 2018	USD	18,000,000	19,191,094	(118,240)
U.S. Treasury 5-Year Notes	737	March 2018	USD	73,700,000	84,541,961	(1,386,702)
U.S. Treasury 10-Year Notes	230	March 2018	USD	23,000,000	27,962,969	(737,236)
U.S. Treasury 10-Year Ultra Notes	294	March 2018	USD	29,400,000	38,279,719	(1,004,286)
U.S. Treasury Long Bonds	22	March 2018	USD	2,200,000	3,251,875	(118,815)
U.S. Treasury Ultra Bonds	151	March 2018	USD	15,100,000	24,452,562	(742,363)
					$213,852,395	$(4,478,603)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	766	March 2018	EUR	76,600,000	$124,061,481	$1,623,387
Euro-Bund 10-Year Bonds	142	March 2018	EUR	14,200,000	27,999,975	711,881
Euro-OAT 10-Year Bonds	24	March 2018	EUR	2,400,000	4,556,885	39,835
U.K. Gilt 10-Year Bonds	331	March 2018	GBP	33,100,000	57,402,158	1,000,770
					$214,020,499	$3,375,873

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$79,970,000	$5,981,676	$1,172,457	$7,154,133
Markit CDX North America Investment Grade Index Series 29	Sell	1.00%	12/20/22	$12,000,000	221,874	81,567	303,441
					$6,203,550	$1,254,024	$7,457,574

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Bank of America N.A	BZDIOVRA	Receive	9.60%	1/2/19	BRL	295,581,614	$(3,075,117)
Bank of America N.A.	BZDIOVRA	Pay	10.78%	1/2/23	BRL	87,539,414	2,562,433
Barclays Bank plc	BZDIOVRA	Receive	7.29%	1/2/19	BRL	521,175,808	(725,641)
Barclays Bank plc	BZDIOVRA	Pay	9.51%	1/2/23	BRL	91,485,315	498,920
Morgan Stanley	BZDIOVRA	Receive	8.71%	1/2/19	BRL	159,476,942	(1,038,158)
Morgan Stanley	BZDIOVRA	Pay	10.24%	1/2/23	BRL	43,765,238	830,939
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	381,058,977	(788,143)
							$(1,734,767)

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$3,000,000	$533	$13,543	$14,076
CPURNSA	Receive	2.28%	11/16/26	$3,000,000	532	3,833	4,365
CPURNSA	Receive	2.27%	11/21/26	$3,000,000	532	4,953	5,485
CPURNSA	Receive	2.17%	5/10/27	$16,400,000	677	176,921	177,598
CPURNSA	Receive	2.19%	12/5/27	$4,000,000	(535)	50,312	49,777
					$1,739	$249,562	$251,301

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$3,000,000	$9,035
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$3,000,000	1,360
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$3,000,000	4,344
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$4,000,000	16,284
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$3,000,000	12,597
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$3,000,000	3,146
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$3,000,000	8,057
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$3,000,000	13,487
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$3,000,000	2,848
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/21/26	$3,000,000	2,858
						$74,016

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $312,953,417, which represented 19.5% of total net assets.

(2)	Security is a zero-coupon bond.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(7)	Forward commitment. Settlement date is indicated.

(8)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $15,288,992.

(9)
Category includes collateral received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of cash deposits received was $30,000.

(10)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	692,602,431	—
Corporate Bonds	—	564,465,035	—
U.S. Government Agency Mortgage-Backed Securities	—	151,699,714	—
Collateralized Mortgage Obligations	—	84,678,530	—
Commercial Mortgage-Backed Securities	—	82,327,790	—
Asset-Backed Securities	—	63,216,926	—
U.S. Treasury Securities	—	8,996,402	—
Municipal Securities	—	6,767,051	—
Temporary Cash Investments	74,465	38,457,689	—
	74,465	1,693,211,568	—
Other Financial Instruments
Futures Contracts	—	3,375,873	—
Swap Agreements	—	11,675,183	—
Forward Foreign Currency Exchange Contracts	—	10,357,446	—
	—	25,408,502	—

Liabilities
Other Financial Instruments
Futures Contracts	4,107,642	370,961	—
Swap Agreements	—	5,627,059	—
Forward Foreign Currency Exchange Contracts	—	39,171,341	—
	4,107,642	45,169,361	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
January 31, 2018

International Bond - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 61.0%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 1/26/27		$700,000	738,857
Australia — 2.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	16,193,000	13,178,552
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	3,250,000	2,576,246
			15,754,798
Austria — 1.2%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,350,000	3,378,512
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,124,000	2,644,227
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,400,000	2,585,225
			8,607,964
Belgium — 0.1%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	512,000	978,234
Brazil — 0.1%
Brazilian Government International Bond, 5.625%, 1/7/41		$400,000	403,600
Canada — 6.7%
Canadian Government Bond, 1.00%, 9/1/22	CAD	26,000,000	20,141,545
Canadian Government Bond, 4.00%, 6/1/41	CAD	4,817,000	5,040,383
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	1,009,000	849,463
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	9,619,000	7,898,998
Province of Ontario Canada, MTN, 1.65%, 6/8/20	JPY	100,000,000	951,386
Province of Quebec Canada, 3.00%, 9/1/23	CAD	8,826,000	7,345,241
Province of Quebec Canada, 5.75%, 12/1/36	CAD	4,975,000	5,620,172
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	863,584
			48,710,772
Chile — 3.1%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	13,215,000,000	22,378,669
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37		$300,000	401,100
Czech Republic — 0.3%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	37,500,000	2,143,783
Denmark — 0.3%
Denmark Government Bond, 0.50%, 11/15/27	DKK	5,887,000	961,924
Denmark Government Bond, 4.50%, 11/15/39	DKK	4,500,000	1,240,149
			2,202,073
Dominican Republic — 0.4%
Dominican Republic International Bond, 6.875%, 1/29/26		$1,000,000	1,135,000
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	861,000
Dominican Republic International Bond, 5.95%, 1/25/27		$600,000	645,750
			2,641,750
Egypt — 0.1%
Egypt Government International Bond, 6.125%, 1/31/22(1)		$400,000	424,272
Egypt Government International Bond, 7.50%, 1/31/27(1)		$400,000	447,980
			872,252

Finland — 0.5%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	2,587,000	4,024,555
France — 3.7%
French Republic Government Bond OAT, 3.25%, 10/25/21	EUR	3,225,000	4,505,494
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	2,006,237	2,707,367
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	6,235,000	11,460,209
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,999,000	8,330,554
			27,003,624
Germany — 1.8%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	2,200,000	2,760,204
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	220,000	384,108
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	2,018,000	4,290,215
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	3,830,000	6,080,006
			13,514,533
Hungary — 0.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF	149,000,000	837,057
Ireland — 0.7%
Ireland Government Bond, 3.40%, 3/18/24	EUR	3,359,000	4,917,737
Italy — 5.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	7,255,000	8,947,850
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	11,084,000	14,045,742
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,420,000	12,081,442
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(1)	EUR	3,400,000	4,565,999
			39,641,033
Japan — 16.5%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	1,161,350,000	11,134,588
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,060,350,000	25,167,656
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,976,600,000	35,090,370
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,554,150,000	49,268,336
			120,660,950
Jordan — 0.2%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,500,000	1,616,848
Malaysia — 0.4%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	12,150,000	3,106,594
Mexico — 4.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	99,250,000	5,137,104
Mexican Bonos, 10.00%, 11/20/36	MXN	289,390,000	18,999,520
Mexico Government International Bond, 4.125%, 1/21/26		$200,000	206,250
Mexico Government International Bond, 4.15%, 3/28/27		$2,800,000	2,870,700
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	400,000,000	3,689,417
			30,902,991
Netherlands — 1.4%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,061,000	8,688,823
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	836,000	1,397,830
			10,086,653
New Zealand — 0.2%
New Zealand Government Bond, 5.50%, 4/15/23	NZD	2,155,000	1,827,301
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	6,400,000	855,869

Poland — 0.4%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	10,430,000	3,296,967
Russia — 0.4%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	70,300,000	1,245,718
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$900,000	1,551,117
			2,796,835
Singapore — 0.5%
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,225,000	3,403,157
South Africa — 1.7%
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	66,900,000	6,364,786
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	73,000,000	5,739,333
			12,104,119
Spain — 1.2%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	1,360,000	2,048,565
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	3,553,000	4,617,380
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,268,000	2,133,972
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	160,000	303,163
			9,103,080
Sweden — 0.5%
Sweden Government Bond, 2.50%, 5/12/25	SEK	24,650,000	3,568,949
Switzerland — 0.9%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	2,908,000	3,469,760
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,965,000	2,871,113
			6,340,873
Thailand — 0.7%
Thailand Government Bond, 3.85%, 12/12/25	THB	152,200,000	5,432,573
Turkey — 0.2%
Turkey Government International Bond, 4.25%, 4/14/26		$1,000,000	945,637
Turkey Government International Bond, 6.00%, 3/25/27		$800,000	842,144
			1,787,781
United Kingdom — 4.6%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	5,404,000	7,746,910
United Kingdom Gilt, 4.50%, 12/7/42	GBP	7,152,000	15,275,973
United Kingdom Gilt, 4.25%, 12/7/49	GBP	1,672,000	3,712,775
United Kingdom Gilt, 4.25%, 12/7/55	GBP	3,014,000	7,166,208
			33,901,866
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $415,078,735)			446,565,797
CORPORATE BONDS — 26.2%
Belgium — 0.1%
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	800,000	1,026,280
Brazil — 0.2%
Globo Comunicacao e Participacoes SA, 4.84%, 6/8/25		1,300,000	1,324,700
Canada — 0.3%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		1,250,000	1,279,687
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		730,000	736,388
			2,016,075
Cayman Islands — 0.4%
Braskem Finance Ltd., 5.75%, 4/15/21(1)		800,000	858,000

CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		2,370,000	2,323,968
			3,181,968
Chile — 0.1%
Colbun SA, 3.95%, 10/11/27(1)		800,000	795,500
Colombia — 0.2%
Bancolombia SA, VRN, 4.875%, 10/18/22(2)		1,700,000	1,691,925
France — 1.5%
AXA SA, MTN, VRN, 6.69%, 7/6/26(2)	GBP	1,200,000	2,115,471
CNP Assurances, VRN, 4.00%, 11/18/24(2)	EUR	1,200,000	1,682,154
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25(2)	EUR	2,000,000	2,797,914
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,725,400
Orange SA, MTN, VRN, 4.00%, 10/1/21(2)	EUR	960,000	1,319,294
			10,640,233
Germany — 1.4%
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	2,000,000	2,866,527
Daimler AG, MTN, 0.85%, 2/28/25	EUR	900,000	1,113,871
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,165,000	4,789,795
RWE AG, VRN, 7.00%, 3/20/19(2)	GBP	1,000,000	1,495,847
			10,266,040
Ireland — 1.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		1,530,000	1,583,550
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	3,960,000	5,438,535
Novolipetsk Steel via Steel Funding DAC, 4.00%, 9/21/24(1)		700,000	698,005
			7,720,090
Italy — 1.6%
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	2,000,000	2,838,831
Eni SpA, MTN, 1.75%, 1/18/24	EUR	1,100,000	1,443,020
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	2,000,000	3,131,084
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(2)	EUR	1,500,000	2,051,013
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20(2)	EUR	1,000,000	1,390,608
UniCredit SpA, VRN, 5.86%, 6/19/27(1)(2)		1,000,000	1,068,214
			11,922,770
Kazakhstan — 0.2%
KazTransGas JSC, 4.375%, 9/26/27(1)		1,200,000	1,207,013
Luxembourg — 1.4%
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	5,605,000	7,663,202
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,830,000	2,634,991
			10,298,193
Mexico — 0.2%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)		1,700,000	1,700,850
Netherlands — 1.5%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	1,000,000	1,275,664
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	800,000	992,541
Constellium NV, 6.625%, 3/1/25(1)		400,000	423,000
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,150,000	1,597,119
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	820,000	1,023,795
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		750,000	767,812
Petrobras Global Finance BV, 5.30%, 1/27/25(1)		1,700,000	1,714,875
Sensata Technologies BV, 5.00%, 10/1/25(1)		680,000	708,900

Telefonica Europe BV, VRN, 5.875%, 3/31/24(2)	EUR	1,800,000	2,651,748
			11,155,454
Norway — 0.3%
Statoil ASA, MTN, 0.875%, 2/17/23	EUR	1,700,000	2,150,454
Panama — 0.2%
Banco General SA, 4.125%, 8/7/27(1)		1,600,000	1,613,600
Spain — 0.8%
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(2)	EUR	800,000	1,037,260
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	1,500,000	1,886,429
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	2,200,000	2,883,008
			5,806,697
Switzerland — 0.3%
Credit Suisse Group AG, VRN, 2.125%, 9/12/24(2)	GBP	1,500,000	2,105,691
Turkey — 0.3%
Finansbank AS, 4.875%, 5/19/22(1)		1,400,000	1,378,992
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)		1,000,000	1,038,820
			2,417,812
United Kingdom — 4.2%
Barclays plc, MTN, VRN, 2.00%, 2/7/23(2)	EUR	1,600,000	2,001,841
Centrica plc, VRN, 5.25%, 4/10/25(2)	GBP	1,500,000	2,288,442
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	2,640,000	4,068,546
HSBC Holdings plc, 0.84%, 9/26/23	JPY	400,000,000	3,746,857
HSBC Holdings plc, 2.625%, 8/16/28	GBP	1,000,000	1,433,222
InterContinental Hotels Group plc, MTN, 3.75%, 8/14/25	GBP	1,100,000	1,689,179
International Game Technology plc, 6.25%, 2/15/22(1)		1,200,000	1,291,140
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,827,022
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	1,940,000	3,085,327
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)		700,000	756,000
SSE plc, VRN, 2.375%, 4/1/21(2)	EUR	1,400,000	1,811,486
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,940,000	2,566,312
Tesco plc, MTN, 5.00%, 3/24/23	GBP	1,000,000	1,586,061
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		1,360,000	1,388,900
			30,540,335
United States — 9.9%
AES Corp., 4.875%, 5/15/23		940,000	967,260
Ally Financial, Inc., 4.625%, 3/30/25		2,000,000	2,065,020
AMC Networks, Inc., 4.75%, 8/1/25		1,340,000	1,341,675
Antero Resources Corp., 5.125%, 12/1/22		1,100,000	1,129,161
Aramark Services, Inc., 5.00%, 4/1/25(1)		1,030,000	1,064,762
Ashland LLC, 4.75%, 8/15/22		900,000	938,250
AT&T, Inc., 3.375%, 3/15/34	EUR	1,000,000	1,366,426
Ball Corp., 4.00%, 11/15/23		940,000	945,875
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	700,000	1,006,210
Calpine Corp., 5.875%, 1/15/24(1)		940,000	963,500
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		1,240,000	1,271,775
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		1,050,000	1,025,346
CIT Group, Inc., 5.00%, 8/15/22		1,360,000	1,424,600
CommScope Technologies LLC, 5.00%, 3/15/27(1)		1,640,000	1,637,950
Continental Resources, Inc., 3.80%, 6/1/24		1,320,000	1,298,550

Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,360,000	1,394,000
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26(1)		410,000	414,100
CSC Holdings LLC, 5.50%, 4/15/27(1)		1,040,000	1,055,600
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24		140,000	143,150
DaVita, Inc., 5.75%, 8/15/22		300,000	309,375
DaVita, Inc., 5.125%, 7/15/24		2,010,000	2,028,904
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)		500,000	546,429
Diamondback Energy, Inc., 5.375%, 5/31/25		1,070,000	1,114,137
Discovery Communications LLC, 2.50%, 9/20/24	GBP	1,800,000	2,530,440
First Data Corp., 5.00%, 1/15/24(1)		1,600,000	1,648,000
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,360,000	1,364,880
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,364,792
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	800,000	1,278,039
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		1,300,000	1,335,750
Hanesbrands, Inc., 4.625%, 5/15/24(1)		500,000	508,750
HCA, Inc., 3.75%, 3/15/19		1,410,000	1,429,430
HCA, Inc., 5.00%, 3/15/24		1,000,000	1,045,000
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		1,150,000	1,147,562
International Business Machines Corp., 1.75%, 3/7/28	EUR	1,000,000	1,306,468
Lamar Media Corp., 5.375%, 1/15/24		1,300,000	1,345,500
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		1,340,000	1,366,800
Lennar Corp., 4.75%, 4/1/21		1,910,000	1,981,625
Lennar Corp., 4.50%, 4/30/24		400,000	405,520
Netflix, Inc., 4.875%, 4/15/28(1)		2,000,000	1,987,500
Newfield Exploration Co., 5.75%, 1/30/22		1,360,000	1,455,200
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		1,410,000	1,394,137
Post Holdings, Inc., 5.00%, 8/15/26(1)		1,080,000	1,057,050
Quintiles IMS, Inc., 5.00%, 10/15/26(1)		1,000,000	1,022,500
Range Resources Corp., 4.875%, 5/15/25		950,000	927,438
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		1,010,000	1,041,563
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		1,350,000	1,387,125
Spectrum Brands, Inc., 5.75%, 7/15/25		630,000	666,225
Sprint Communications, Inc., 9.00%, 11/15/18(1)		349,000	365,368
Sprint Communications, Inc., 6.00%, 11/15/22		750,000	750,000
Steel Dynamics, Inc., 5.00%, 12/15/26		1,180,000	1,230,150
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(1)		770,000	788,057
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)		910,000	904,313
Tenet Healthcare Corp., 4.375%, 10/1/21		400,000	402,000
Tenet Healthcare Corp., 5.125%, 5/1/25(1)		900,000	891,000
Tenneco, Inc., 5.00%, 7/15/26		1,080,000	1,092,150
United Rentals North America, Inc., 4.625%, 7/15/23		1,360,000	1,412,700
United Rentals North America, Inc., 5.75%, 11/15/24		480,000	507,000
Universal Health Services, Inc., 4.75%, 8/1/22(1)		940,000	964,722
Wal-Mart Stores, Inc., 0.18%, 7/15/22	JPY	450,000,000	4,113,883
Western Digital Corp., 7.375%, 4/1/23(1)		500,000	545,625
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)		1,000,000	1,018,800
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		762,000	778,520
			72,213,637
TOTAL CORPORATE BONDS (Cost $184,007,282)			191,795,317

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 4.0%
Private Sponsor Collateralized Mortgage Obligations — 2.0%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 2/1/18(1)(4)	3,591,270	3,601,430
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 2/1/18(1)(4)	3,218,106	3,236,766
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 2/1/18(1)(4)	3,701,399	3,730,319
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 2/1/18(1)(4)	3,638,751	3,667,180
		14,235,695
U.S. Government Agency Collateralized Mortgage Obligations — 2.0%
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.76%, 2/26/18, resets monthly off the 1-month LIBOR plus 1.20%	3,839,944	3,899,030
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.36%, 2/26/18, resets monthly off the 1-month LIBOR plus 0.80%	3,829,108	3,848,801
FNMA, Series 2017-C06, Class 1M1, VRN, 2.31%, 2/26/18, resets monthly off the 1-month LIBOR plus 0.75%	3,241,804	3,252,018
FNMA, Series 2017-C06, Class 2M1, VRN, 2.31%, 2/26/18, resets monthly off the 1-month LIBOR plus 0.75%	3,849,910	3,862,409
		14,862,258
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,288,949)		29,097,953
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 2.3%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	2,750,000	2,741,084
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	2,025,000	2,011,891
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	2,000,000	2,007,787
GS Mortgage Securities Trust, Series 2016-GS2, Class A3 SEQ, 2.79%, 5/10/49	3,775,000	3,652,122
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.06%, 8/15/49	2,600,000	2,507,010
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	2,000,000	1,990,102
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	2,300,000	2,271,327
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $17,505,485)		17,181,323
ASSET-BACKED SECURITIES(3) — 2.1%
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.27%, 3/17/18, resets monthly off the 1-month LIBOR plus 0.70%(1)(5)	2,475,000	2,479,641
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	2,823,613	2,773,863
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	2,820,158	2,766,981
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 2/1/18(1)(4)	4,149,627	4,113,752
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	2,950,523	2,890,519
TOTAL ASSET-BACKED SECURITIES (Cost $15,244,103)		15,024,756
TEMPORARY CASH INVESTMENTS(8) — 2.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $7,487,261), in a joint trading account at 1.05%, dated 1/31/18, due 2/1/18 (Delivery value $7,352,163)		7,351,949
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $6,256,155), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $6,129,092)		6,129,000
U.S. Treasury Bills, 1.30%, 5/3/18(6)(7)	8,000,000	7,970,931
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,455,146)		21,451,880
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $682,579,700)		721,117,026
OTHER ASSETS AND LIABILITIES — 1.5%		11,299,677
TOTAL NET ASSETS — 100.0%		$732,416,703

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,840,278	USD	2,179,771	JPMorgan Chase Bank N.A.	3/21/18	$108,556
AUD	180,337	USD	141,044	JPMorgan Chase Bank N.A.	3/21/18	4,248
USD	2,054,387	AUD	2,727,971	JPMorgan Chase Bank N.A.	3/21/18	(143,457)
BRL	5,123,177	USD	1,540,342	Morgan Stanley	3/21/18	59,788
BRL	2,060,521	USD	616,849	Morgan Stanley	3/21/18	26,717
BRL	11,878,760	USD	3,707,825	Morgan Stanley	3/21/18	2,286
USD	435,548	BRL	1,433,694	Morgan Stanley	3/21/18	(12,240)
USD	7,117,812	BRL	23,103,707	Morgan Stanley	3/21/18	(98,204)
CAD	8,089,472	USD	6,303,914	JPMorgan Chase Bank N.A.	3/21/18	276,571
CAD	168,665	USD	131,291	JPMorgan Chase Bank N.A.	3/21/18	5,912
CAD	508,196	USD	398,609	JPMorgan Chase Bank N.A.	3/21/18	14,789
CAD	189,322	USD	151,900	JPMorgan Chase Bank N.A.	3/21/18	2,106
USD	288,215	CAD	365,824	JPMorgan Chase Bank N.A.	3/21/18	(9,370)
USD	564,735	CAD	706,955	JPMorgan Chase Bank N.A.	3/21/18	(10,347)
USD	19,960,452	CAD	24,992,722	JPMorgan Chase Bank N.A.	3/21/18	(370,197)
USD	340,753	CAD	423,093	JPMorgan Chase Bank N.A.	3/21/18	(3,418)
CHF	3,840,596	USD	4,144,379	UBS AG	3/21/18	(2,804)
USD	3,391,389	CHF	3,333,328	UBS AG	3/21/18	(203,165)
USD	2,853,431	CHF	2,802,554	UBS AG	3/21/18	(168,753)
USD	12,222,628	CLP	8,015,476,940	Goldman Sachs & Co.	3/21/18	(1,064,472)
USD	116,326	CLP	72,392,106	Goldman Sachs & Co.	3/21/18	(3,677)
USD	3,415,913	CLP	2,129,821,946	Goldman Sachs & Co.	3/21/18	(114,651)
USD	121,259	CLP	74,513,540	Goldman Sachs & Co.	3/21/18	(2,261)
USD	4,761,714	CLP	2,892,198,385	Goldman Sachs & Co.	3/21/18	(32,627)
USD	410,945	CLP	249,274,935	Goldman Sachs & Co.	3/21/18	(2,274)
USD	342,293	CLP	207,692,962	Goldman Sachs & Co.	3/21/18	(1,996)
COP	6,476,195,329	USD	2,137,358	Goldman Sachs & Co.	3/21/18	137,802
USD	2,143,016	COP	6,476,195,329	Goldman Sachs & Co.	3/21/18	(132,144)
USD	833,596	CZK	17,881,460	Goldman Sachs & Co.	3/21/18	(47,062)
DKK	10,794,990	USD	1,722,035	JPMorgan Chase Bank N.A.	3/21/18	84,693
USD	154,502	DKK	937,085	JPMorgan Chase Bank N.A.	3/21/18	(2,336)
EUR	504,999	USD	621,392	Goldman Sachs & Co.	2/14/18	6,065
EUR	113,405,834	USD	137,155,284	JPMorgan Chase Bank N.A.	2/14/18	3,750,307
EUR	134,851	USD	161,836	JPMorgan Chase Bank N.A.	2/14/18	5,715
EUR	407,879	USD	499,655	JPMorgan Chase Bank N.A.	2/14/18	7,130
EUR	987,565	USD	1,214,142	JPMorgan Chase Bank N.A.	2/14/18	12,897
EUR	3,512,303	USD	4,392,275	JPMorgan Chase Bank N.A.	2/14/18	(28,275)
EUR	10,077,104	USD	12,539,041	JPMorgan Chase Bank N.A.	2/14/18	(18,343)
USD	549,991	EUR	456,182	JPMorgan Chase Bank N.A.	2/14/18	(16,810)
USD	757,463	EUR	618,844	JPMorgan Chase Bank N.A.	2/14/18	(11,445)
USD	764,512	EUR	621,394	JPMorgan Chase Bank N.A.	2/14/18	(7,563)
USD	1,581,274	EUR	1,270,304	JPMorgan Chase Bank N.A.	2/14/18	2,935
USD	877,071	EUR	704,588	JPMorgan Chase Bank N.A.	2/14/18	1,628
USD	1,054,396	EUR	845,715	JPMorgan Chase Bank N.A.	2/14/18	3,604
USD	4,588,499	EUR	3,687,289	JPMorgan Chase Bank N.A.	2/14/18	7,080
GBP	2,772,415	USD	3,717,002	Credit Suisse AG	3/21/18	226,617
GBP	54,021	USD	72,479	Credit Suisse AG	3/21/18	4,363

USD	354,115	GBP	264,706	Credit Suisse AG	3/21/18	(22,416)
USD	112,772	GBP	83,704	Credit Suisse AG	3/21/18	(6,293)
USD	263,598	GBP	194,419	Credit Suisse AG	3/21/18	(12,953)
USD	1,154,471	GBP	848,040	Credit Suisse AG	3/21/18	(51,823)
USD	176,569	GBP	124,295	Credit Suisse AG	3/21/18	(234)
HKD	2,269,856	USD	291,273	Credit Suisse AG	3/21/18	(786)
HUF	37,911,908	USD	147,397	JPMorgan Chase Bank N.A.	3/21/18	4,700
USD	3,987,301	HUF	1,055,757,485	JPMorgan Chase Bank N.A.	3/21/18	(248,232)
USD	2,868,016	HUF	761,845,446	JPMorgan Chase Bank N.A.	3/21/18	(188,388)
IDR	144,584,580,170	USD	10,588,398	Goldman Sachs & Co.	3/21/18	208,383
IDR	1,174,579,065	USD	85,767	Goldman Sachs & Co.	3/21/18	1,944
USD	3,514,890	IDR	48,153,989,243	Goldman Sachs & Co.	3/21/18	(80,986)
ILS	5,836,691	USD	1,664,392	Goldman Sachs & Co.	3/21/18	46,132
USD	3,640,973	ILS	12,431,373	Goldman Sachs & Co.	3/21/18	(2,215)
USD	2,114,669	INR	137,781,259	Goldman Sachs & Co.	3/21/18	(37,669)
JPY	7,727,628,184	USD	68,602,217	Credit Suisse AG	2/14/18	2,228,646
JPY	317,934,952	USD	2,814,303	Credit Suisse AG	2/14/18	99,865
JPY	42,196,414	USD	381,076	Credit Suisse AG	2/14/18	5,694
JPY	196,699,314	USD	1,780,826	Credit Suisse AG	2/14/18	22,106
JPY	759,265,345	USD	6,881,268	Credit Suisse AG	2/14/18	78,102
JPY	805,651,276	USD	7,390,984	Credit Suisse AG	2/14/18	(6,445)
USD	542,231	JPY	59,926,186	Credit Suisse AG	2/14/18	(7,048)
KRW	16,764,630,402	USD	15,349,414	Morgan Stanley	3/21/18	339,252
KRW	460,663,372	USD	431,519	Morgan Stanley	3/21/18	(422)
USD	328,694	KRW	351,242,043	Morgan Stanley	3/21/18	(5)
USD	3,029,429	KRW	3,218,768,428	Morgan Stanley	3/21/18	17,243
USD	587,194	KRW	626,653,262	Morgan Stanley	3/21/18	760
USD	3,832,400	KRW	4,063,494,101	Morgan Stanley	3/21/18	29,704
MXN	8,554,612	USD	441,692	JPMorgan Chase Bank N.A.	3/21/18	14,398
USD	8,324,228	MXN	160,495,279	JPMorgan Chase Bank N.A.	3/21/18	(232,602)
USD	2,999,868	MXN	58,068,835	JPMorgan Chase Bank N.A.	3/21/18	(96,081)
USD	191,855	MXN	3,805,473	JPMorgan Chase Bank N.A.	3/21/18	(11,035)
USD	757,382	MXN	14,732,963	JPMorgan Chase Bank N.A.	3/21/18	(28,108)
USD	1,853,894	MXN	34,950,424	JPMorgan Chase Bank N.A.	3/21/18	(9,493)
USD	5,197,277	MXN	97,534,703	JPMorgan Chase Bank N.A.	3/21/18	(2,800)
USD	1,166,720	MXN	22,080,768	JPMorgan Chase Bank N.A.	3/21/18	(10,519)
USD	279,764	MXN	5,300,496	JPMorgan Chase Bank N.A.	3/21/18	(2,833)
MYR	27,609,035	USD	6,777,718	Goldman Sachs & Co.	3/21/18	279,690
MYR	14,281,638	USD	3,584,748	Goldman Sachs & Co.	3/21/18	65,917
MYR	3,612,175	USD	918,731	Goldman Sachs & Co.	3/21/18	4,611
NOK	42,415,446	USD	5,087,602	JPMorgan Chase Bank N.A.	3/21/18	422,652
NOK	88,504,186	USD	10,632,411	JPMorgan Chase Bank N.A.	3/21/18	865,300
NOK	596,880	USD	71,537	JPMorgan Chase Bank N.A.	3/21/18	6,005
USD	115,279	NOK	942,349	JPMorgan Chase Bank N.A.	3/21/18	(7,143)
USD	239,566	NOK	1,927,170	JPMorgan Chase Bank N.A.	3/21/18	(10,795)
USD	103,061	NOK	807,350	JPMorgan Chase Bank N.A.	3/21/18	(1,823)
USD	862,439	NOK	6,739,936	JPMorgan Chase Bank N.A.	3/21/18	(13,156)
USD	170,650	NOK	1,309,013	JPMorgan Chase Bank N.A.	3/21/18	594
NZD	7,661,653	USD	5,597,933	JPMorgan Chase Bank N.A.	3/21/18	45,421

USD	4,161,556	NZD	6,018,836	JPMorgan Chase Bank N.A.	3/21/18	(271,746)
USD	2,129,440	NZD	3,047,194	JPMorgan Chase Bank N.A.	3/21/18	(115,036)
USD	1,314,384	NZD	1,802,227	JPMorgan Chase Bank N.A.	3/21/18	(13,085)
USD	3,987,766	NZD	5,422,212	JPMorgan Chase Bank N.A.	3/21/18	(6,080)
PEN	11,623,901	USD	3,598,620	Goldman Sachs & Co.	3/21/18	8,816
PHP	360,390,236	USD	7,090,109	Goldman Sachs & Co.	3/21/18	(88,337)
USD	7,091,504	PHP	360,390,236	Goldman Sachs & Co.	3/21/18	89,732
USD	3,681,852	PHP	187,737,611	Goldman Sachs & Co.	3/21/18	34,428
PLN	458,151	USD	131,888	Goldman Sachs & Co.	3/21/18	5,127
USD	222,725	PLN	791,811	Goldman Sachs & Co.	3/21/18	(14,073)
USD	3,568,134	PLN	12,771,778	Goldman Sachs & Co.	3/21/18	(251,383)
USD	3,554,830	PLN	12,731,269	Goldman Sachs & Co.	3/21/18	(252,572)
RUB	209,570,685	USD	3,525,159	Goldman Sachs & Co.	3/21/18	180,755
RUB	4,653,017	USD	81,338	Goldman Sachs & Co.	3/21/18	943
RUB	102,469,307	USD	1,708,106	Morgan Stanley	3/21/18	103,895
USD	1,256,775	RUB	71,736,727	Goldman Sachs & Co.	3/21/18	(11,771)
SEK	28,193,913	USD	3,351,410	JPMorgan Chase Bank N.A.	3/21/18	238,063
USD	1,078,141	SEK	9,033,870	JPMorgan Chase Bank N.A.	3/21/18	(71,995)
USD	259,254	SEK	2,114,761	JPMorgan Chase Bank N.A.	3/21/18	(9,984)
USD	994,869	SGD	1,342,379	JPMorgan Chase Bank N.A.	3/21/18	(29,455)
THB	236,535,834	USD	7,307,255	Goldman Sachs & Co.	3/21/18	251,553
THB	232,636,481	USD	7,440,796	Goldman Sachs & Co.	3/21/18	(6,596)
THB	16,716,665	USD	534,489	Goldman Sachs & Co.	3/21/18	(286)
USD	18,571,971	THB	604,517,665	Goldman Sachs & Co.	3/21/18	(746,172)
USD	113,293	THB	3,685,437	Goldman Sachs & Co.	3/21/18	(4,479)
TRY	13,612,035	USD	3,454,568	Goldman Sachs & Co.	3/21/18	117,846
TRY	548,922	USD	141,545	Goldman Sachs & Co.	3/21/18	2,517
USD	3,636,800	TRY	13,890,394	Goldman Sachs & Co.	3/21/18	(8,668)
TWD	64,034,962	USD	2,147,455	JPMorgan Chase Bank N.A.	3/21/18	57,337
USD	2,200,136	TWD	64,034,962	JPMorgan Chase Bank N.A.	3/21/18	(4,656)
ZAR	114,233,791	USD	8,538,546	Goldman Sachs & Co.	3/22/18	1,035,516
ZAR	14,555,817	USD	1,118,947	Goldman Sachs & Co.	3/22/18	100,993
ZAR	43,589,920	USD	3,369,660	Goldman Sachs & Co.	3/22/18	283,660
ZAR	6,271,348	USD	486,101	Goldman Sachs & Co.	3/22/18	39,507
ZAR	1,978,025	USD	157,345	Goldman Sachs & Co.	3/22/18	8,436
ZAR	8,198,814	USD	662,005	Goldman Sachs & Co.	3/22/18	25,147
USD	12,743,290	ZAR	175,617,826	Goldman Sachs & Co.	3/22/18	(1,975,436)
USD	841,957	ZAR	10,766,104	Goldman Sachs & Co.	3/22/18	(60,362)
USD	10,686,163	ZAR	130,061,287	Goldman Sachs & Co.	3/22/18	(214,419)
USD	1,228,839	ZAR	14,755,282	Goldman Sachs & Co.	3/22/18	(7,818)
						$4,358,596

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-OAT 10-Year Bonds	53	March 2018	EUR	5,300,000	$10,063,120	$(282,894)
Korean Treasury 10-Year Bonds	114	March 2018	KRW	11,400,000,000	12,714,707	(341,835)
U.S. Treasury 5-Year Notes	150	March 2018	USD	15,000,000	17,206,641	(294,560)
U.S. Treasury 10-Year Notes	44	March 2018	USD	4,400,000	5,349,437	(141,037)
U.S. Treasury 10-Year Ultra Notes	61	March 2018	USD	6,100,000	7,942,391	(227,934)
					$53,276,296	$(1,288,260)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	332	March 2018	EUR	33,200,000	$53,770,772	$656,369
U.K. Gilt 10-Year Bonds	129	March 2018	GBP	12,900,000	22,371,234	395,416
					$76,142,006	$1,051,785

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$19,080,000	$1,439,117	$267,784	$1,706,901

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Bank of America N.A	BZDIOVRA	Receive	9.60%	1/2/19	BRL	212,611,000	$(2,211,922)
Bank of America N.A.	BZDIOVRA	Pay	10.78%	1/2/23	BRL	62,124,000	1,818,479
Barclays Bank plc	BZDIOVRA	Receive	7.29%	1/2/19	BRL	139,626,064	(194,404)
Barclays Bank plc	BZDIOVRA	Pay	9.51%	1/2/23	BRL	26,996,232	147,225
Morgan Stanley	BZDIOVRA	Receive	8.71%	1/2/19	BRL	114,292,000	(744,014)
Morgan Stanley	BZDIOVRA	Pay	10.24%	1/2/23	BRL	31,136,000	591,157
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	278,957,000	(576,966)
							$(1,170,445)

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$2,200,000	$523	$9,798	$10,321
CPURNSA	Receive	2.28%	11/16/26	$2,200,000	524	2,677	3,201
CPURNSA	Receive	2.27%	11/21/26	$2,200,000	524	3,499	4,023
CPURNSA	Receive	2.17%	5/10/27	$7,500,000	407	80,812	81,219
					$1,978	$96,786	$98,764

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$1,800,000	$7,328
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$2,000,000	8,398
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$2,000,000	2,097
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$2,000,000	5,371
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,200,000	9,890
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,200,000	2,089
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/21/26	$2,200,000	2,096
						$37,269

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $137,385,840, which represented 18.8% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,756,471.

(7)	The rate indicated is the yield to maturity at purchase.

(8)
Category includes collateral received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of cash deposits received was $20,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	446,565,797	—
Corporate Bonds	—	191,795,317	—
Collateralized Mortgage Obligations	—	29,097,953	—
Commercial Mortgage-Backed Securities	—	17,181,323	—
Asset-Backed Securities	—	15,024,756	—
Temporary Cash Investments	—	21,451,880	—
	—	721,117,026	—
Other Financial Instruments
Futures Contracts	—	1,051,785	—
Swap Agreements	—	4,399,795	—
Forward Foreign Currency Exchange Contracts	—	12,123,199	—
	—	17,574,779	—

Liabilities
Other Financial Instruments
Futures Contracts	663,531	624,729	—
Swap Agreements	—	3,727,306	—
Forward Foreign Currency Exchange Contracts	—	7,764,603	—
	663,531	12,116,638	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 27, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 27, 2018